REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Account D of Union Security Insurance Company and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Variable Account D of Union Security Insurance Company (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Balanced Fund	Hartford International Opportunities HLS Fund
American Century VP Capital Appreciation Fund	Hartford Ultrashort Bond HLS Fund
AB VPS International Growth Portfolio	Hartford SmallCap Growth HLS Fund
Invesco V.I. Core Equity Fund	Hartford Stock HLS Fund
Invesco V.I. International Growth Fund	VY® JPMorgan Emerging Markets Equity Portfolio
Invesco V.I. Government Money Market Fund	Invesco V.I. Health Care Fund
AB VPS Large Cap Growth Portfolio	Invesco V.I. Technology Fund
Wells Fargo VT Omega Growth Fund	MFS® Growth Series
Federated Hermes Fund for U.S. Government Securities II	MFS® High Yield Portfolio
(Formerly Federated Fund for U.S. Government Securities II)	MFS® Income Portfolio
Federated Hermes High Income Bond Fund II	(Formerly MFS® Strategic Income Portfolio)
(Formerly Federated High Income Bond Fund II)	Neuberger Berman AMT Short Duration Bond Portfolio
Federated Hermes Government Money Fund II	Pioneer Fund VCT Portfolio
(Formerly Federated Government Money Fund II)	DWS CROCI® International VIP
Federated Hermes Quality Bond Fund II	Pioneer Select Mid Cap Growth VCT Portfolio
(Formerly Federated Quality Bond Fund II)	VanEck VIP Emerging Markets Bond Fund
Federated Hermes Managed Volatility Fund II	(Formerly VanEck VIP Unconstrained Emerging Markets Bond Fund)
(Formerly Federated Managed Volatility Fund II)	VanEck VIP Global Hard Assets Fund
Federated Hermes Kaufmann Fund II	Wells Fargo VT Index Asset Allocation Fund
(Formerly Federated Kaufmann Fund II)	Wells Fargo VT International Equity Fund
Hartford Balanced HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Discovery Fund
Hartford Capital Appreciation HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Dividend and Growth HLS Fund	Voya Global High Dividend Low Volatility Portfolio
Hartford Disciplined Equity HLS Fund	(Formerly Voya Global Equity Portfolio)

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, Neuberger Berman AMT Sustainable Equity Portfolio, BlackRock S&P 500 Index V.I. Fund, and NVIT Emerging Markets Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value HLS Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
Neuberger Berman AMT Sustainable Equity Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
NVIT Emerging Markets Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from August 4, 2016 to December 31, 2016

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Variable Account D of Union Security Insurance Company as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Variable Account D of Union Security Insurance Company since 2002.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$5,249,243	$—	$—
class A	—	—	236,148	—	—	—	1,417,364	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	674,368	248,883	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	774,379	1,615,581
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,699,985	485,219	8,171,887	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total investments	674,368	248,883	236,148	1,699,985	485,219	8,171,887	1,417,364	5,249,243	774,379	1,615,581
Due from Sponsor Company	—	—	—	614	1,374	29,830	—	—	—	—
Receivable for fund shares sold	8	3	76	—	—	—	155	12,306	17	53
Other assets	—	—	1	—	1	1	—	—	1	—
Total assets	674,376	248,886	236,225	1,700,599	486,594	8,201,718	1,417,519	5,261,549	774,397	1,615,634

Liabilities:
Due to Sponsor Company	8	3	76	—	—	—	155	12,306	17	53
Payable for fund shares purchased	—	—	—	614	1,374	29,830	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	1
Total liabilities	8	3	76	614	1,374	29,830	155	12,306	17	54

Net assets:
For contract liabilities	$674,368	$248,883	$236,149	$1,699,985	$485,220	$8,171,888	$1,417,364	$5,249,243	$774,380	$1,615,580

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$5,249,243	$—	$—
class A	—	—	236,149	—	—	—	1,417,364	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	674,368	248,883	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	774,380	1,615,580
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,699,985	485,220	8,171,888	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$674,368	$248,883	$236,149	$1,699,985	$485,220	$8,171,888	$1,417,364	$5,249,243	$774,380	$1,615,580

Shares:
class 2	—	—	—	—	—	—	—	129,803	—	—
class A	—	—	8,568	—	—	—	18,386	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	77,247	12,916	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	—	—	—	—	—	—	—	69,389	252,041
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	55,865	11,412	8,171,887	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total shares	77,247	12,916	8,568	55,865	11,412	8,171,887	18,386	129,803	69,389	252,041

Cost	$545,699	$169,920	$188,596	$1,659,211	$250,107	$8,171,887	$925,302	$3,113,306	$773,117	$1,687,129

Deferred contracts in the accumulation period:
Units owned by participants #	13,498	3,264	12,429	65,956	18,252	801,847	12,053	100,912	37,387	56,331
Minimum unit fair value #*	$46.802498	$76.252223	$14.795446	$24.340114	$25.571344	$9.082139	$106.234770	$48.868847	$17.023919	$26.816946
Maximum unit fair value #*	$46.802498	$76.252223	$14.795446	$45.421419	$25.571344	$10.100226	$106.234770	$48.868847	$24.046053	$42.109799
Contract liability	$631,747	$248,883	$183,888	$1,663,746	$466,741	$7,581,319	$1,280,447	$4,931,431	$774,039	$1,614,039

Contracts in payout (annuitization) period:
Units owned by participants #	911	—	3,532	1,420	723	62,450	1,289	6,503	14	37
Minimum unit fair value #*	$46.802498	$—	$14.795446	$24.340114	$25.571344	$9.397670	$106.234770	$48.868847	$24.046053	$42.109799
Maximum unit fair value #*	$46.802498	$—	$14.795446	$45.421419	$25.571344	$10.100226	$106.234770	$48.868847	$24.046053	$42.109799
Contract liability	$42,621	$—	$52,261	$36,239	$18,479	$590,569	$136,917	$317,812	$341	$1,541

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Federated Hermes Government Money Fund II	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	54,118,502	27,438,822	15,415,551	29,002,145	365,668,104	21,763,853
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	1,219,995	10,460,555	9,110,072	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	653,006	—	—	—	—	—	—	—	—	—
Total investments	653,006	1,219,995	10,460,555	9,110,072	54,118,502	27,438,822	15,415,551	29,002,145	365,668,104	21,763,853
Due from Sponsor Company	—	—	—	—	50,689	—	—	39,203	—	70,181
Receivable for fund shares sold	23	43	363	320	—	73,473	18,997	—	531,950	—
Other assets	1	—	—	—	—	—	—	3	—	—
Total assets	653,030	1,220,038	10,460,918	9,110,392	54,169,191	27,512,295	15,434,548	29,041,351	366,200,054	21,834,034

Liabilities:
Due to Sponsor Company	23	43	363	320	—	73,473	18,997	—	531,950	—
Payable for fund shares purchased	—	—	—	—	50,689	—	—	39,203	—	70,181
Other liabilities	—	—	—	—	2	1	2	—	1	1
Total liabilities	23	43	363	320	50,691	73,474	18,999	39,203	531,951	70,182

Net assets:
For contract liabilities	$653,007	$1,219,995	$10,460,555	$9,110,072	$54,118,500	$27,438,821	$15,415,549	$29,002,148	$365,668,103	$21,763,852

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	54,118,500	27,438,821	15,415,549	29,002,148	365,668,103	21,763,852
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	1,219,995	10,460,555	9,110,072	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	653,007	—	—	—	—	—	—	—	—	—
Total contract liabilities	$653,007	$1,219,995	$10,460,555	$9,110,072	$54,118,500	$27,438,821	$15,415,549	$29,002,148	$365,668,103	$21,763,852

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	1,714,781	2,290,386	297,311	1,306,992	21,015,408	1,111,535
class INIT	—	—	—	—	—	—	—	—	—	—
class PRIM	—	103,214	943,242	357,819	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	653,006	—	—	—	—	—	—	—	—	—
Total shares	653,006	103,214	943,242	357,819	1,714,781	2,290,386	297,311	1,306,992	21,015,408	1,111,535

Cost	$653,006	$1,132,754	$9,161,907	$5,635,241	$42,305,643	$26,572,793	$13,263,869	$27,254,175	$318,897,502	$15,108,789

Deferred contracts in the accumulation period:
Units owned by participants #	61,067	57,724	592,316	224,364	5,696,332	5,681,501	2,642,527	6,882,560	4,835,236	5,434,397
Minimum unit fair value #*	$7.369148	$20.691383	$17.091203	$40.061990	$8.823832	$4.321713	$5.380782	$3.684035	$11.207313	$3.586780
Maximum unit fair value #*	$10.896918	$21.558904	$32.316859	$40.952717	$29.603844	$22.127794	$5.991844	$10.248073	$83.850955	$19.452125
Contract liability	$653,007	$1,219,995	$10,447,882	$9,110,072	$52,076,711	$26,885,689	$15,392,035	$28,664,002	$353,934,266	$21,153,480

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	392	—	231,395	127,989	3,995	80,795	163,892	155,577
Minimum unit fair value #*	$—	$—	$32.316859	$—	$8.823832	$4.321713	$5.885406	$4.185220	$11.207313	$3.923270
Maximum unit fair value #*	$—	$—	$32.316859	$—	$8.823832	$4.321713	$5.885406	$4.185220	$83.850955	$3.923270
Contract liability	$—	$—	$12,673	$—	$2,041,789	$553,132	$23,514	$338,146	$11,733,837	$610,372

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio
	Sub-Account (11)(12)(13)	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (15)

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	137,655	—	—	—	—	—
class IA	29,436,177	18,655,220	50,845,503	4,491,574	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	3,848,101	491,728	451,791
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	630,073	1,089,344	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total investments	29,436,177	18,655,220	50,845,503	4,491,574	137,655	630,073	1,089,344	3,848,101	491,728	451,791
Due from Sponsor Company	30,676	15,759	—	8,100	—	—	—	—	—	—
Receivable for fund shares sold	—	—	29,993	—	2	8	13	610	15	6
Other assets	—	—	—	—	—	—	—	1	—	—
Total assets	29,466,853	18,670,979	50,875,496	4,499,674	137,657	630,081	1,089,357	3,848,712	491,743	451,797

Liabilities:
Due to Sponsor Company	—	—	29,993	—	2	8	13	610	15	6
Payable for fund shares purchased	30,676	15,759	—	8,100	—	—	—	—	—	—
Other liabilities	—	3	—	2	—	1	—	—	—	—
Total liabilities	30,676	15,762	29,993	8,102	2	9	13	610	15	6

Net assets:
For contract liabilities	$29,436,177	$18,655,217	$50,845,503	$4,491,572	$137,655	$630,072	$1,089,344	$3,848,102	$491,728	$451,791

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	137,655	—	—	—	—	—
class IA	29,436,177	18,655,217	50,845,503	4,491,572	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	3,848,102	491,728	451,791
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	630,072	1,089,344	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$29,436,177	$18,655,217	$50,845,503	$4,491,572	$137,655	$630,072	$1,089,344	$3,848,102	$491,728	$451,791

Shares:
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	4,993	—	—	—	—	—
class IA	677,628	1,848,882	1,332,779	47,022	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	52,135	86,572	42,987
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	18,702	29,804	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total shares	677,628	1,848,882	1,332,779	47,022	4,993	18,702	29,804	52,135	86,572	42,987

Cost	$23,764,002	$18,637,214	$29,717,247	$2,764,051	$106,128	$459,195	$727,761	$1,838,497	$512,733	$435,558

Deferred contracts in the accumulation period:
Units owned by participants #	2,419,184	8,973,820	491,301	1,089,722	3,101	8,384	15,986	55,531	35,680	32,322
Minimum unit fair value #*	$11.964111	$1.129895	$48.296829	$3.829575	$34.735217	$73.649958	$60.302103	$50.578194	$13.307584	$13.934971
Maximum unit fair value #*	$11.991761	$13.071826	$108.423065	$28.695341	$34.735217	$73.649958	$60.302103	$102.856831	$14.291768	$13.934971
Contract liability	$28,993,291	$18,026,322	$49,949,236	$4,471,067	$107,721	$617,449	$964,017	$3,538,457	$485,351	$450,409

Contracts in payout (annuitization) period:
Units owned by participants #	36,947	361,660	8,266	4,895	862	171	2,078	4,779	473	99
Minimum unit fair value #*	$11.987152	$1.702765	$108.423065	$4.188771	$34.735217	$73.649958	$60.302103	$50.578194	$13.307584	$13.934971
Maximum unit fair value #*	$11.987152	$13.071826	$108.423065	$4.188771	$34.735217	$73.649958	$60.302103	$102.856831	$14.291768	$13.934971
Contract liability	$442,886	$628,895	$896,267	$20,505	$29,934	$12,623	$125,327	$309,645	$6,377	$1,382

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$—	$—	$—	$—	$—	$—	$—	$1,640,368	$19,998	$2,149,321
class A	—	—	—	337,066	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	44,586,577	102,705	928,378	—	2,249,004	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	19,208	251,146	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total investments	44,586,577	102,705	928,378	337,066	2,249,004	19,208	251,146	1,640,368	19,998	2,149,321
Due from Sponsor Company	53,252	—	—	3,529	—	—	—	—	—	—
Receivable for fund shares sold	—	1	11	—	28	—	3	63	1	13,928
Other assets	—	1	—	—	—	—	—	—	—	—
Total assets	44,639,829	102,707	928,389	340,595	2,249,032	19,208	251,149	1,640,431	19,999	2,163,249

Liabilities:
Due to Sponsor Company	—	1	11	—	28	—	3	63	1	13,928
Payable for fund shares purchased	53,252	—	—	3,529	—	—	—	—	—	—
Other liabilities	2	—	—	—	1	—	—	—	—	—
Total liabilities	53,254	1	11	3,529	29	—	3	63	1	13,928

Net assets:
For contract liabilities	$44,586,575	$102,706	$928,378	$337,066	$2,249,003	$19,208	$251,146	$1,640,368	$19,998	$2,149,321

Contract Liabilities:
class 2	$—	$—	$—	$—	$—	$—	$—	$1,640,368	$19,998	$2,149,321
class A	—	—	—	337,066	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	44,586,575	102,706	928,378	—	2,249,003	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	19,208	251,146	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$44,586,575	$102,706	$928,378	$337,066	$2,249,003	$19,208	$251,146	$1,640,368	$19,998	$2,149,321

Shares:
class 2	—	—	—	—	—	—	—	74,971	10,415	146,014
class A	—	—	—	46,556	—	—	—	—	—	—
class D	—	—	—	—	—	—	—	—	—	—
class I	1,634,405	9,617	55,162	—	59,941	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	2,175	11,172	—	—	—
class PRIM	—	—	—	—	—	—	—	—	—	—
class S	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
Total shares	1,634,405	9,617	55,162	46,556	59,941	2,175	11,172	74,971	10,415	146,014

Cost	$37,996,587	$104,231	$936,472	$350,428	$1,556,155	$21,854	$255,674	$1,151,023	$32,757	$1,232,770

Deferred contracts in the accumulation period:
Units owned by participants #	3,228,302	5,697	23,246	17,137	26,520	644	2,884	57,558	1,288	32,077
Minimum unit fair value #*	$13.285973	$17.063560	$39.832887	$19.310127	$83.536817	$24.949701	$26.874978	$28.362901	$15.528883	$66.210880
Maximum unit fair value #*	$13.838901	$17.063560	$39.832887	$19.310127	$83.536817	$24.949701	$26.874978	$28.362901	$15.528883	$66.210880
Contract liability	$43,552,084	$97,205	$925,945	$330,917	$2,215,387	$16,076	$77,506	$1,632,501	$19,998	$2,123,838

Contracts in payout (annuitization) period:
Units owned by participants #	76,491	322	61	318	402	126	6,461	277	—	385
Minimum unit fair value #*	$13.480891	$17.063560	$39.832887	$19.310127	$83.536817	$24.949701	$26.874978	$28.362901	$—	$66.210880
Maximum unit fair value #*	$13.838901	$17.063560	$39.832887	$19.310127	$83.536817	$24.949701	$26.874978	$28.362901	$—	$66.210880
Contract liability	$1,034,491	$5,501	$2,433	$6,149	$33,616	$3,132	$173,640	$7,867	$—	$25,483

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Voya Global High Dividend Low Volatility Portfolio	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 2	$868,089	$121,063	$—	$—	$—
class A	—	—	—	—	—
class D	—	—	—	304,699	—
class I	—	—	—	—	503,040
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	211,760	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
Total investments	868,089	121,063	211,760	304,699	503,040
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	189	5	3	4	6
Other assets	—	1	—	—	1
Total assets	868,278	121,069	211,763	304,703	503,047

Liabilities:
Due to Sponsor Company	189	5	3	4	6
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	—	—	—	—
Total liabilities	189	5	3	4	6

Net assets:
For contract liabilities	$868,089	$121,064	$211,760	$304,699	$503,041

Contract Liabilities:
class 2	$868,089	$121,064	$—	$—	$—
class A	—	—	—	—	—
class D	—	—	—	304,699	—
class I	—	—	—	—	503,041
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	211,760	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
Total contract liabilities	$868,089	$121,064	$211,760	$304,699	$503,041	$—	$—	$—	$—	$—

Shares:
class 2	17,814	4,086	—	—	—
class A	—	—	—	—	—
class D	—	—	—	20,672	—
class I	—	—	—	—	16,391
class IA	—	—	—	—	—
class INIT	—	—	—	—	—
class PRIM	—	—	—	—	—
class S	—	—	20,187	—	—
class S1	—	—	—	—	—
class SRV	—	—	—	—	—
Total shares	17,814	4,086	20,187	20,672	16,391

Cost	$529,483	$98,135	$200,942	$218,385	$428,435

Deferred contracts in the accumulation period:
Units owned by participants #	5,413	3,772	11,676	7,602	37,282
Minimum unit fair value #*	$138.409753	$29.471419	$12.970350	$15.433324	$13.430218
Maximum unit fair value #*	$138.409753	$29.471419	$12.970350	$15.433324	$13.430218
Contract liability	$749,222	$111,163	$151,446	$117,318	$500,700

Contracts in payout (annuitization) period:
Units owned by participants #	859	336	4,650	12,141	174
Minimum unit fair value #*	$138.409753	$29.471419	$12.970350	$15.433324	$13.430218
Maximum unit fair value #*	$138.409753	$29.471419	$12.970350	$15.433324	$13.430218
Contract liability	$118,867	$9,901	$60,314	$187,381	$2,341

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Government Money Fund II. Change effective April 28, 2020.
(4) Formerly Federated Quality Bond Fund II. Change effective April 28, 2020.
(5) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(6) Formerly Federated Kaufmann Fund II. Change effective April 28, 2020.
(7) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(8) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(11) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(13) Funded as of September 18, 2020.
(14) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(15) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(16) Formerly VanEck VIP Unconstrained Emerging Markets Bond Fund. Change effective May 1, 2020.
(17) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)

Investment income:
Dividends	$7,382	$—	$2,616	$20,438	$10,028	$23,507	$—	$—	$12,646	$102,762

Expenses:
Administrative charges	—	—	—	—	(682)	—	—	—	(311)	(1,473)
Mortality and expense risk and other charges	(2,810)	(818)	(863)	(20,369)	(5,682)	(105,723)	(5,380)	(61,139)	(5,272)	(18,456)
Total expenses	(2,810)	(818)	(863)	(20,369)	(6,364)	(105,723)	(5,380)	(61,139)	(5,583)	(19,929)
Net investment income (loss)	4,572	(818)	1,753	69	3,664	(82,216)	(5,380)	(61,139)	7,063	82,833

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,359	(489)	(1,412)	22,923	59,188	—	71,526	142,140	317	(34,765)
Net realized gain distributions	21,710	19,198	16,547	352,575	9,661	—	94,054	340,546	—	—
Change in unrealized appreciation (depreciation) during the period	36,291	51,375	35,429	(197,044)	(22,443)	—	190,286	1,149,202	8,937	12,354
Net gain (loss) on investments	68,360	70,084	50,564	178,454	46,406	—	355,866	1,631,888	9,254	(22,411)
Net increase (decrease) in net assets resulting from operations	$72,932	$69,266	$52,317	$178,523	$50,070	$(82,216)	$350,486	$1,570,749	$16,317	$60,422

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Federated Hermes Government Money Fund II	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account (10)(11)

Investment income:
Dividends	$1,351	$32,507	$266,451	$—	$849,294	$727,737	$127,399	$488,109	$275,004	$1,054,214

Expenses:
Administrative charges	(655)	(1,175)	(10,076)	—	(51,100)	(22,075)	—	—	(30,587)	(122,381)
Mortality and expense risk and other charges	(7,774)	(14,087)	(121,289)	(102,971)	(646,999)	(283,302)	(183,462)	(219,493)	(382,130)	(1,563,810)
Total expenses	(8,429)	(15,262)	(131,365)	(102,971)	(698,099)	(305,377)	(183,462)	(219,493)	(412,717)	(1,686,191)
Net investment income (loss)	(7,078)	17,245	135,086	(102,971)	151,195	422,360	(56,063)	268,616	(137,713)	(631,977)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	1,893	69,515	200,373	1,328,555	85,721	33,564	(115,516)	4,326,199	1,507,539
Net realized gain distributions	—	3,482	—	736,765	2,660,671	43,610	987,707	579,475	16,867,535	2,656,463
Change in unrealized appreciation (depreciation) during the period	—	52,851	(296,550)	1,160,524	744,041	986,110	1,502,957	1,930,369	(14,091,503)	41,154,703
Net gain (loss) on investments	—	58,226	(227,035)	2,097,662	4,733,267	1,115,441	2,524,228	2,394,328	7,102,231	45,318,705
Net increase (decrease) in net assets resulting from operations	$(7,078)	$75,471	$(91,949)	$1,994,691	$4,884,462	$1,537,801	$2,468,165	$2,662,944	$6,964,518	$44,686,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account (14)	Sub-Account (15)(16)(17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (20)

Investment income:
Dividends	$—	$635,442	$359,533	$—	$12,760	$83,626	$173,336	$—	$68,055	$366,762

Expenses:
Administrative charges	(157,114)	(5,317)	—	(7,779)	—	—	(9,179)	(40,766)	—	(8,553)
Mortality and expense risk and other charges	(1,965,301)	(68,039)	(262,040)	(102,057)	(107,073)	(136,453)	(121,759)	(515,084)	(59,650)	(109,560)
Total expenses	(2,122,415)	(73,356)	(262,040)	(109,836)	(107,073)	(136,453)	(130,938)	(555,850)	(59,650)	(118,113)
Net investment income (loss)	(2,122,415)	562,086	97,493	(109,836)	(94,313)	(52,827)	42,398	(555,850)	8,405	248,649

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,441,697	(1,211,293)	427,464	(3,457,092)	171,345	(3,328,303)	25,463	1,787,322	240,229	81,572
Net realized gain distributions	101,350,519	—	—	3,305,125	410,489	1,177,019	—	1,503,494	273,733	—
Change in unrealized appreciation (depreciation) during the period	(34,010,058)	641,379	2,789,756	959,357	5,672,175	(1,036,562)	(96,218)	9,530,691	(101,437)	200,186
Net gain (loss) on investments	74,782,158	(569,914)	3,217,220	807,390	6,254,009	(3,187,846)	(70,755)	12,821,507	412,525	281,758
Net increase (decrease) in net assets resulting from operations	$72,659,743	$(7,828)	$3,314,713	$697,554	$6,159,696	$(3,240,673)	$(28,357)	$12,265,657	$420,930	$530,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Value HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$268,831	$9,902	$1,768	$—	$—	$26,602	$15,936	$703,173	$2,391	$6,033

Expenses:
Administrative charges	—	—	—	—	(2,999)	—	—	—	—	—
Mortality and expense risk and other charges	(160,849)	(5,237)	(2,485)	(4,035)	(31,129)	(5,247)	(1,789)	(526,933)	(477)	(3,533)
Total expenses	(160,849)	(5,237)	(2,485)	(4,035)	(34,128)	(5,247)	(1,789)	(526,933)	(477)	(3,533)
Net investment income (loss)	107,982	4,665	(717)	(4,035)	(34,128)	21,355	14,147	176,240	1,914	2,500

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,839,791)	233,010	7,468	99,302	243,632	(5,776)	261	346,020	(1,016)	(8,471)
Net realized gain distributions	2,289,445	107,890	13,461	82,868	215,223	—	—	2,577,263	—	65,825
Change in unrealized appreciation (depreciation) during the period	(2,861,448)	(118,190)	55,857	162,197	479,237	1,825	16,346	3,114,093	2,014	115,843
Net gain (loss) on investments	(2,411,794)	222,710	76,786	344,367	938,092	(3,951)	16,607	6,037,376	998	173,197
Net increase (decrease) in net assets resulting from operations	$(2,303,812)	$227,375	$76,069	$340,332	$903,964	$17,404	$30,754	$6,213,616	$2,912	$175,697

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Voya Global High Dividend Low Volatility Portfolio
	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (24)

Investment income:
Dividends	$10,883	$—	$1,258	$1,814	$12,365	$543	$—	$—	$567	$4,602

Expenses:
Administrative charges	(465)	—	—	—	(2,259)	—	(2,410)	—	—	—
Mortality and expense risk and other charges	(3,877)	(7,882)	(78)	(875)	(18,827)	(279)	(20,085)	(2,893)	(1,677)	(930)
Total expenses	(4,342)	(7,882)	(78)	(875)	(21,086)	(279)	(22,495)	(2,893)	(1,677)	(930)
Net investment income (loss)	6,541	(7,882)	1,180	939	(8,721)	264	(22,495)	(2,893)	(1,110)	3,672

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(12,045)	13,512	(127)	(9,332)	27,104	(4,228)	36,164	31,311	8,015	96
Net realized gain distributions	—	124,951	—	—	118,977	—	92,929	55,586	9,798	—
Change in unrealized appreciation (depreciation) during the period	1,510	487,030	435	44,207	79,025	4,179	672,664	246,649	5,264	(9,210)
Net gain (loss) on investments	(10,535)	625,493	308	34,875	225,106	(49)	801,757	333,546	23,077	(9,114)
Net increase (decrease) in net assets resulting from operations	$(3,994)	$617,611	$1,488	$35,814	$216,385	$215	$779,262	$330,653	$21,967	$(5,442)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account

Investment income:
Dividends	$4,135	$2,594

Expenses:
Administrative charges	—	—
Mortality and expense risk and other charges	(1,144)	(1,879)
Total expenses	(1,144)	(1,879)
Net investment income (loss)	2,991	715

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,455	(2,027)
Net realized gain distributions	—	17,815
Change in unrealized appreciation (depreciation) during the period	27,100	61,076
Net gain (loss) on investments	29,555	76,864
Net increase (decrease) in net assets resulting from operations	$32,546	$77,579

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Government Money Fund II. Change effective April 28, 2020.
(4) Formerly Federated Quality Bond Fund II. Change effective April 28, 2020.
(5) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(6) Formerly Federated Kaufmann Fund II. Change effective April 28, 2020.
(7) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(8) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(9) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(11) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(12) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(13) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(15) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(16) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(17) Funded as of September 18, 2020.
(18) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(19) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(20) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(21) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(22) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(23) Formerly VanEck VIP Unconstrained Emerging Markets Bond Fund. Change effective May 1, 2020.
(24) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)

Operations:
Net investment income (loss)	$4,572	$(818)	$1,753	$69	$3,664	$(82,216)	$(5,380)	$(61,139)	$7,063	$82,833
Net realized gain (loss) on security transactions	10,359	(489)	(1,412)	22,923	59,188	—	71,526	142,140	317	(34,765)
Net realized gain distributions	21,710	19,198	16,547	352,575	9,661	—	94,054	340,546	—	—
Change in unrealized appreciation (depreciation) during the period	36,291	51,375	35,429	(197,044)	(22,443)	—	190,286	1,149,202	8,937	12,354
Net increase (decrease) in net assets resulting from operations	72,932	69,266	52,317	178,523	50,070	(82,216)	350,486	1,570,749	16,317	60,422

Unit transactions:
Purchases	—	—	—	1,765	188	3,489	—	1,260	—	15,078
Net transfers	(21,441)	10,624	(7,204)	(45,302)	(72,059)	2,404,494	(88,847)	(13,935)	445,287	(63,869)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(288)	(34)	(32)	(96,501)	(17,577)	(1,892,533)	(389)	(255,509)	(10,452)	(69,688)
Other transactions	(1)	—	—	(1)	—	23	(2)	(545)	1	—
Death benefits	—	29	122	(80,670)	(32,459)	(174,126)	—	(136,322)	(14,136)	(150,462)
Net annuity transactions	(3,579)	—	(3,500)	(5,882)	(1,881)	(171,851)	(28,264)	(50,298)	(31)	(6,004)
Net increase (decrease) in net assets resulting from unit transactions	(25,309)	10,619	(10,614)	(226,591)	(123,788)	169,496	(117,502)	(455,349)	420,669	(274,945)
Net increase (decrease) in net assets	47,623	79,885	41,703	(48,068)	(73,718)	87,280	232,984	1,115,400	436,986	(214,523)

Net assets:
Beginning of period	626,745	168,998	194,446	1,748,053	558,938	8,084,608	1,184,380	4,133,843	337,394	1,830,103
End of period	$674,368	$248,883	$236,149	$1,699,985	$485,220	$8,171,888	$1,417,364	$5,249,243	$774,380	$1,615,580

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Federated Hermes Government Money Fund II	Federated Hermes Quality Bond Fund II	Federated Hermes Managed Volatility Fund II	Federated Hermes Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account (10)(11)

Operations:
Net investment income (loss)	$(7,078)	$17,245	$135,086	$(102,971)	$151,195	$422,360	$(56,063)	$268,616	$(137,713)	$(631,977)
Net realized gain (loss) on security transactions	—	1,893	69,515	200,373	1,328,555	85,721	33,564	(115,516)	4,326,199	1,507,539
Net realized gain distributions	—	3,482	—	736,765	2,660,671	43,610	987,707	579,475	16,867,535	2,656,463
Change in unrealized appreciation (depreciation) during the period	—	52,851	(296,550)	1,160,524	744,041	986,110	1,502,957	1,930,369	(14,091,503)	41,154,703
Net increase (decrease) in net assets resulting from operations	(7,078)	75,471	(91,949)	1,994,691	4,884,462	1,537,801	2,468,165	2,662,944	6,964,518	44,686,728

Unit transactions:
Purchases	—	28,943	108,759	161,270	256,468	194,987	53,593	298,724	156,680	343,721
Net transfers	63,647	43,505	(111,268)	(40,847)	468,047	1,975,340	383,725	(603,828)	(40,320)	(13,852,516)
Net interfund transfers due to corporate actions	—	—	—	—	—	7,136,546	—	15,564,677	(45,838,269)	302,150,696
Surrenders for benefit payments and fees	(13,355)	(44,067)	(249,698)	(238,249)	(4,506,901)	(2,260,730)	(1,134,618)	(1,047,006)	(2,263,759)	(10,371,071)
Other transactions	2	1	(5)	11	(2,155)	32	(355)	(85)	526	(2,174)
Death benefits	(25,057)	(52,161)	(565,906)	(405,529)	(1,442,079)	(1,079,137)	(192,963)	(817,000)	(581,470)	(2,672,457)
Net annuity transactions	—	—	(15,803)	(8,630)	139,567	193,418	(645)	237,324	(1,139,083)	9,466,800
Net increase (decrease) in net assets resulting from unit transactions	25,237	(23,779)	(833,921)	(531,974)	(5,087,053)	6,160,456	(891,263)	13,632,806	(49,705,695)	285,062,999
Net increase (decrease) in net assets	18,159	51,692	(925,870)	1,462,717	(202,591)	7,698,257	1,576,902	16,295,750	(42,741,177)	329,749,727

Net assets:
Beginning of period	634,848	1,168,303	11,386,425	7,647,355	54,321,091	19,740,564	13,838,647	12,706,398	42,741,177	35,918,376
End of period	$653,007	$1,219,995	$10,460,555	$9,110,072	$54,118,500	$27,438,821	$15,415,549	$29,002,148	$—	$365,668,103

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account (14)	Sub-Account (15)(16)(17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account (20)

Operations:
Net investment income (loss)	$(2,122,415)	$562,086	$97,493	$(109,836)	$(94,313)	$(52,827)	$42,398	$(555,850)	$8,405	$248,649
Net realized gain (loss) on security transactions	7,441,697	(1,211,293)	427,464	(3,457,092)	171,345	(3,328,303)	25,463	1,787,322	240,229	81,572
Net realized gain distributions	101,350,519	—	—	3,305,125	410,489	1,177,019	—	1,503,494	273,733	—
Change in unrealized appreciation (depreciation) during the period	(34,010,058)	641,379	2,789,756	959,357	5,672,175	(1,036,562)	(96,218)	9,530,691	(101,437)	200,186
Net increase (decrease) in net assets resulting from operations	72,659,743	(7,828)	3,314,713	697,554	6,159,696	(3,240,673)	(28,357)	12,265,657	420,930	530,407

Unit transactions:
Purchases	540,259	40,214	147,470	79,170	90,131	72,409	87,074	164,814	17,667	39,353
Net transfers	2,678,591	89,320	54,458	38,586	(379,945)	(22,263)	675,269	(774,178)	82,986	1,587,460
Net interfund transfers due to corporate actions	(256,312,427)	(7,136,546)	—	(11,375,011)	24,057,697	(12,682,686)	11,182,071	—	—	(11,182,071)
Surrenders for benefit payments and fees	(13,433,343)	(363,058)	(2,014,022)	(533,524)	(661,407)	(1,180,057)	(1,289,052)	(3,966,125)	(226,746)	(1,498,976)
Other transactions	(1,804)	(12)	(102)	1,617	(1,173)	(352)	(58)	41	5	6
Death benefits	(2,807,937)	(195,776)	(345,967)	(188,090)	(177,360)	(209,401)	(308,587)	(683,094)	(109,160)	(291,654)
Net annuity transactions	(8,231,926)	(173,740)	(19,643)	(124,671)	348,538	(277,037)	476,550	121,632	(2,078)	(470,907)
Net increase (decrease) in net assets resulting from unit transactions	(277,568,587)	(7,739,598)	(2,177,806)	(12,101,923)	23,276,481	(14,299,387)	10,823,267	(5,136,910)	(237,326)	(11,816,789)
Net increase (decrease) in net assets	(204,908,844)	(7,747,426)	1,136,907	(11,404,369)	29,436,177	(17,540,060)	10,794,910	7,128,747	183,604	(11,286,382)

Net assets:
Beginning of period	204,908,844	7,747,426	20,626,945	11,404,369	—	17,540,060	7,860,307	43,716,756	4,307,968	11,286,382
End of period	$—	$—	$21,763,852	$—	$29,436,177	$—	18,655,217	50,845,503	4,491,572	—

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Value HLS Fund	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$107,982	$4,665	$(717)	$(4,035)	$(34,128)	$21,355	$14,147	$176,240	$1,914	$2,500
Net realized gain (loss) on security transactions	(1,839,791)	233,010	7,468	99,302	243,632	(5,776)	261	346,020	(1,016)	(8,471)
Net realized gain distributions	2,289,445	107,890	13,461	82,868	215,223	—	—	2,577,263	—	65,825
Change in unrealized appreciation (depreciation) during the period	(2,861,448)	(118,190)	55,857	162,197	479,237	1,825	16,346	3,114,093	2,014	115,843
Net increase (decrease) in net assets resulting from operations	(2,303,812)	227,375	76,069	340,332	903,964	17,404	30,754	6,213,616	2,912	175,697

Unit transactions:
Purchases	72,673	—	—	—	727	188	—	231,684	—	—
Net transfers	201,150	(3,669)	3,276	17,062	(17,150)	(9,709)	193,112	73,168	(6,096)	16,545
Net interfund transfers due to corporate actions	(15,564,677)	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,012,688)	(345,354)	(144)	(4,197)	(148,235)	(12,606)	(3,934)	(3,638,608)	(3,325)	(54)
Other transactions	(64)	—	—	(3)	(2)	—	—	123	—	16
Death benefits	(278,973)	(526,272)	(60)	188	(112,082)	(20,521)	—	(693,015)	—	(22,573)
Net annuity transactions	(281,380)	(1,951)	(874)	(58,605)	(49,256)	(1,346)	(186)	(81,071)	(760)	(345)
Net increase (decrease) in net assets resulting from unit transactions	(16,863,959)	(877,246)	2,198	(45,555)	(325,998)	(43,994)	188,992	(4,107,719)	(10,181)	(6,411)
Net increase (decrease) in net assets	(19,167,771)	(649,871)	78,267	294,777	577,966	(26,590)	219,746	2,105,897	(7,269)	169,286

Net assets:
Beginning of period	19,167,771	787,526	551,805	794,567	3,270,136	518,318	232,045	42,480,678	109,975	759,092
End of period	$—	$137,655	$630,072	$1,089,344	$3,848,102	$491,728	$451,791	$44,586,575	$102,706	$928,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Emerging Markets Bond Fund	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Voya Global High Dividend Low Volatility Portfolio
	Sub-Account	Sub-Account	Sub-Account (23)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (24)

Operations:
Net investment income (loss)	$6,541	$(7,882)	$1,180	$939	$(8,721)	$264	$(22,495)	$(2,893)	$(1,110)	$3,672
Net realized gain (loss) on security transactions	(12,045)	13,512	(127)	(9,332)	27,104	(4,228)	36,164	31,311	8,015	96
Net realized gain distributions	—	124,951	—	—	118,977	—	92,929	55,586	9,798	—
Change in unrealized appreciation (depreciation) during the period	1,510	487,030	435	44,207	79,025	4,179	672,664	246,649	5,264	(9,210)
Net increase (decrease) in net assets resulting from operations	(3,994)	617,611	1,488	35,814	216,385	215	779,262	330,653	21,967	(5,442)

Unit transactions:
Purchases	395	—	—	—	—	—	695	—	—	—
Net transfers	3,765	(82,933)	—	(2,546)	579	—	(28,307)	(93,493)	(135)	(21,840)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(18,057)	(977)	(2)	(33)	(26,629)	(4,543)	(89,549)	(765)	(4,571)	(28)
Other transactions	2	—	—	536	5	—	(12)	(2)	—	—
Death benefits	(13,356)	—	—	—	(47,687)	—	(12,392)	—	(21,267)	—
Net annuity transactions	(2,953)	(2,229)	(235)	(11,685)	(2,070)	—	(11,900)	(6,785)	(1,187)	(6,234)
Net increase (decrease) in net assets resulting from unit transactions	(30,204)	(86,139)	(237)	(13,728)	(75,802)	(4,543)	(141,465)	(101,045)	(27,160)	(28,102)
Net increase (decrease) in net assets	(34,198)	531,472	1,251	22,086	140,583	(4,328)	637,797	229,608	(5,193)	(33,544)

Net assets:
Beginning of period	371,264	1,717,531	17,957	229,060	1,499,785	24,326	1,511,524	638,481	126,257	245,304
End of period	$337,066	$2,249,003	$19,208	$251,146	$1,640,368	$19,998	$2,149,321	$868,089	$121,064	$211,760

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,991	$715
Net realized gain (loss) on security transactions	2,455	(2,027)
Net realized gain distributions	—	17,815
Change in unrealized appreciation (depreciation) during the period	27,100	61,076
Net increase (decrease) in net assets resulting from operations	32,546	77,579

Unit transactions:
Purchases	—	—
Net transfers	—	(7,295)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(23)	(88)
Other transactions	470	1
Death benefits	—	—
Net annuity transactions	(11,274)	(178)
Net increase (decrease) in net assets resulting from unit transactions	(10,827)	(7,560)
Net increase (decrease) in net assets	21,719	70,019

Net assets:
Beginning of period	282,980	433,022
End of period	$304,699	$503,041

The accompanying notes are an integral part of these financial statements.

(1) Formerly Federated Fund for U.S. Government Securities II. Change effective April 28, 2020.
(2) Formerly Federated High Income Bond Fund II. Change effective April 28, 2020.
(3) Formerly Federated Government Money Fund II. Change effective April 28, 2020.
(4) Formerly Federated Quality Bond Fund II. Change effective April 28, 2020.
(5) Formerly Federated Managed Volatility Fund II. Change effective April 28, 2020.
(6) Formerly Federated Kaufmann Fund II. Change effective April 28, 2020.
(7) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(8) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(9) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(11) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(12) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(13) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(15) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(16) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(17) Funded as of September 18, 2020.
(18) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(19) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(20) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(21) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(22) Formerly MFS® Strategic Income Portfolio. Change effective September 1, 2020.
(23) Formerly VanEck VIP Unconstrained Emerging Markets Bond Fund. Change effective May 1, 2020.
(24) Formerly Voya Global Equity Portfolio. Change effective April 30, 2020.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Balanced Fund	American Century VP Capital Appreciation Fund	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund	Invesco V.I. Government Money Market Fund	AB VPS Large Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,476	$(720)	$181	$(6,847)	$975	$50,853	$(4,845)	$(55,977)	$4,122	$86,810
Net realized gain (loss) on security transactions	4,226	2,846	(1,923)	44,199	18,585	—	24,346	127,959	(2,815)	(15,250)
Net realized gain distributions	12,793	23,778	4,203	193,312	33,604	—	132,689	493,321	—	—
Change in unrealized appreciation (depreciation) during the period	77,983	16,489	41,188	179,838	69,310	—	159,782	599,081	13,410	147,470
Net increase (decrease) in net assets resulting from operations	101,478	42,393	43,649	410,502	122,474	50,853	311,972	1,164,384	14,717	219,030

Unit transactions:
Purchases	—	—	—	24,594	488	61,047	—	230,498	—	—
Net transfers	6,273	9,381	6,179	(36,465)	1,558	(453,608)	(992)	(13,220)	16,237	53,948
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,544)	(2,414)	(31,914)	(100,213)	(20,686)	(1,875,330)	(77,735)	(171,732)	(29,396)	(112,908)
Other transactions	—	—	—	(6)	—	235	—	85	—	—
Death benefits	—	—	—	(131,531)	(10,283)	(384,452)	—	(491,898)	(12,679)	(20,430)
Net annuity transactions	(3,506)	—	(3,148)	(18,100)	(1,787)	(63,131)	(8,605)	(77,611)	(33)	(1,187)
Net increase (decrease) in net assets resulting from unit transactions	(777)	6,967	(28,883)	(261,721)	(30,710)	(2,715,239)	(87,332)	(523,878)	(25,871)	(80,577)
Net increase (decrease) in net assets	100,701	49,360	14,766	148,781	91,764	(2,664,386)	224,640	640,506	(11,154)	138,453

Net assets:
Beginning of period	526,044	119,638	179,680	1,599,272	467,174	10,748,994	959,740	3,493,337	348,548	1,691,650
End of period	$626,745	$168,998	$194,446	$1,748,053	$558,938	$8,084,608	$1,184,380	$4,133,843	$337,394	$1,830,103

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Federated Government Money Fund II	Federated Quality Bond Fund II	Federated Managed Volatility Fund II	Federated Kaufmann Fund II	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,278	$17,165	$91,171	$(94,743)	$255,748	$504,719	$(30,886)	$58,271	$(405,689)	$(167,289)
Net realized gain (loss) on security transactions	—	44	99,722	241,638	1,842,511	(65,092)	27,357	(63,510)	2,162,911	708,963
Net realized gain distributions	—	41	—	671,730	4,455,337	—	1,456,473	1,431,067	5,681,026	3,870,070
Change in unrealized appreciation (depreciation) during the period	—	66,477	1,706,065	1,139,071	3,605,753	1,292,861	1,930,156	1,398,325	3,461,149	5,040,042
Net increase (decrease) in net assets resulting from operations	2,278	83,727	1,896,958	1,957,696	10,159,349	1,732,488	3,383,100	2,824,153	10,899,397	9,451,786

Unit transactions:
Purchases	—	—	2,581	2,766	418,943	245,535	41,055	112,504	177,936	128,688
Net transfers	130,323	99,100	(294,401)	10,719	580,807	924,258	(438,942)	198,088	(445,385)	(499,346)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(139,896)	(41,472)	(530,565)	(374,135)	(6,122,491)	(1,527,901)	(1,054,191)	(1,052,716)	(3,925,196)	(3,570,441)
Other transactions	8	—	(5)	18	(304)	16	(50)	(9)	(15)	(381)
Death benefits	(20,390)	(27,648)	(382,852)	(254,491)	(1,816,048)	(1,141,505)	(182,655)	(185,532)	(1,044,345)	(740,968)
Net annuity transactions	—	—	(2,410)	(646)	(6,304)	(23,779)	(3,440)	(6,351)	(48,330)	(42,024)
Net increase (decrease) in net assets resulting from unit transactions	(29,955)	29,980	(1,207,652)	(615,769)	(6,945,397)	(1,523,376)	(1,638,223)	(934,016)	(5,285,335)	(4,724,472)
Net increase (decrease) in net assets	(27,677)	113,707	689,306	1,341,927	3,213,952	209,112	1,744,877	1,890,137	5,614,062	4,727,314

Net assets:
Beginning of period	662,525	1,054,596	10,697,119	6,305,428	51,107,139	19,531,452	12,093,770	10,816,261	37,127,115	31,191,062
End of period	$634,848	$1,168,303	$11,386,425	$7,647,355	$54,321,091	$19,740,564	$13,838,647	$12,706,398	$42,741,177	$35,918,376

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,821,745)	$373,076	$91,255	$(97,757)	$(66,468)	$49,073	$(569,330)	$6,548	$132,453	$102,281
Net realized gain (loss) on security transactions	8,048,326	(108,714)	446,083	(166,979)	117,908	28,248	1,751,711	288,178	(37,440)	445,903
Net realized gain distributions	40,132,820	—	756,160	1,906,936	2,116,948	—	7,098,379	353,168	—	1,829,259
Change in unrealized appreciation (depreciation) during the period	5,710,382	719,535	3,110,256	1,690,188	2,137,649	46,887	3,628,159	381,486	340,022	1,853,858
Net increase (decrease) in net assets resulting from operations	51,069,783	983,897	4,403,754	3,332,388	4,306,037	124,208	11,908,919	1,029,380	435,035	4,231,301

Unit transactions:
Purchases	823,894	87,338	160,572	47,686	89,317	166,288	233,564	25,806	44,414	146,550
Net transfers	(3,985,818)	94,752	(570,112)	198,636	(532,235)	673,012	17,729	191,734	419,187	(198,230)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(20,475,206)	(752,459)	(2,146,091)	(1,191,101)	(1,612,554)	(885,086)	(4,051,767)	(342,442)	(1,052,999)	(1,603,497)
Other transactions	(1,338)	—	(16)	22	(7)	(4)	(450)	(110)	(13)	79
Death benefits	(4,816,539)	(274,192)	(415,865)	(106,677)	(140,141)	(474,712)	(846,559)	(173,258)	(430,925)	(912,583)
Net annuity transactions	(236,231)	46,500	73,572	(10,906)	(36,588)	(12,255)	(58,520)	(6,913)	(38,086)	159,937
Net increase (decrease) in net assets resulting from unit transactions	(28,691,238)	(798,061)	(2,897,940)	(1,062,340)	(2,232,208)	(532,757)	(4,706,003)	(305,183)	(1,058,422)	(2,407,744)
Net increase (decrease) in net assets	22,378,545	185,836	1,505,814	2,270,048	2,073,829	(408,549)	7,202,916	724,197	(623,387)	1,823,557

Net assets:
Beginning of period	182,530,299	7,561,590	19,121,131	9,134,321	15,466,231	8,268,856	36,513,840	3,583,771	11,909,769	17,344,214
End of period	$204,908,844	$7,747,426	$20,626,945	$11,404,369	$17,540,060	$7,860,307	43,716,756	4,307,968	11,286,382	19,167,771

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	VY® JPMorgan Emerging Markets Equity Portfolio	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	MFS® Growth Series	MFS® High Yield Portfolio	MFS® Strategic Income Portfolio	BlackRock S&P 500 Index V.I. Fund	Neuberger Berman AMT Short Duration Bond Portfolio	Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,313)	$(2,788)	$(3,197)	$(31,122)	$25,401	$7,027	$326,628	$1,699	$3,847
Net realized gain (loss) on security transactions	22,172	46,456	28,391	100,051	(12,462)	(80)	240,644	(321)	(8,401)
Net realized gain distributions	39,292	15,186	61,381	263,292	—	—	2,259,737	—	101,224
Change in unrealized appreciation (depreciation) during the period	141,130	128,128	127,692	571,746	57,847	15,756	7,430,719	2,038	81,647
Net increase (decrease) in net assets resulting from operations	200,281	186,982	214,267	903,967	70,786	22,703	10,257,728	3,416	178,317

Unit transactions:
Purchases	—	—	—	1,120	488	—	224,046	—	—
Net transfers	(65,514)	(1,033)	31,108	39,127	27,223	16,454	24,741	7,043	14,001
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10)	(270,766)	(116,899)	(234,236)	(86,522)	(2,241)	(3,330,010)	(4,959)	(30,603)
Other transactions	—	—	—	(10)	3	—	57	—	—
Death benefits	—	—	—	(28,797)	(54,649)	—	(699,471)	—	—
Net annuity transactions	(1,794)	(785)	(11,964)	106,038	(13,478)	(186)	(49,077)	(3,002)	(308)
Net increase (decrease) in net assets resulting from unit transactions	(67,318)	(272,584)	(97,755)	(116,758)	(126,935)	14,027	(3,829,714)	(918)	(16,910)
Net increase (decrease) in net assets	132,963	(85,602)	116,512	787,209	(56,149)	36,730	6,428,014	2,498	161,407

Net assets:
Beginning of period	654,563	637,407	678,055	2,482,927	574,467	195,315	36,052,664	107,477	597,685
End of period	$787,526	$551,805	$794,567	$3,270,136	$518,318	$232,045	$42,480,678	$109,975	$759,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	DWS CROCI® International VIP	Pioneer Select Mid Cap Growth VCT Portfolio	VanEck VIP Unconstrained Emerging Markets Bond Fund	VanEck VIP Global Hard Assets Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	VOYA Global Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,894	$(7,286)	$(21)	$(1,042)	$(5,101)	$385	$(20,543)	$(2,672)	$(1,362)	$4,999
Net realized gain (loss) on security transactions	(4,979)	11,778	(130)	(6,085)	85,110	(27,155)	40,038	7,830	2,700	819
Net realized gain distributions	—	196,457	—	—	98,841	9,859	239,359	61,765	13,215	12,263
Change in unrealized appreciation (depreciation) during the period	64,444	231,371	2,110	32,067	88,602	24,280	44,405	109,929	16,917	27,266
Net increase (decrease) in net assets resulting from operations	65,359	432,320	1,959	24,940	267,452	7,369	303,259	176,852	31,470	45,347

Unit transactions:
Purchases	395	—	—	—	—	19,651	695	—	—	—
Net transfers	(8,316)	(13,190)	—	(341)	(324)	—	(9,724)	43,878	—	(4,279)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(21,923)	(48,574)	(2)	(58)	(251,760)	(27,264)	(116,419)	(34,375)	(14,314)	(16,391)
Other transactions	1	—	—	—	—	—	2	—	—	—
Death benefits	—	—	—	(6,894)	(33,905)	(62,491)	(14,305)	—	—	—
Net annuity transactions	(1,756)	(2,016)	(250)	(14,264)	(13,210)	—	(10,816)	(5,669)	(1,159)	(6,859)
Net increase (decrease) in net assets resulting from unit transactions	(31,599)	(63,780)	(252)	(21,557)	(299,199)	(70,104)	(150,567)	3,834	(15,473)	(27,529)
Net increase (decrease) in net assets	33,760	368,540	1,707	3,383	(31,747)	(62,735)	152,692	180,686	15,997	17,818

Net assets:
Beginning of period	337,504	1,348,991	16,250	225,677	1,531,532	87,061	1,358,832	457,795	110,260	227,486
End of period	$371,264	$1,717,531	$17,957	$229,060	$1,499,785	$24,326	$1,511,524	$638,481	$126,257	$245,304

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	NVIT Emerging Markets Fund	Neuberger Berman AMT Sustainable Equity Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,428	$431
Net realized gain (loss) on security transactions	3,546	(1,510)
Net realized gain distributions	—	21,970
Change in unrealized appreciation (depreciation) during the period	45,252	13,530
Net increase (decrease) in net assets resulting from operations	53,226	34,421

Unit transactions:
Purchases	—	—
Net transfers	939	(12,973)
Net interfund transfers due to corporate actions	—	435,747
Surrenders for benefit payments and fees	(7,577)	(26,138)
Other transactions	—	—
Death benefits	—	—
Net annuity transactions	(12,494)	1,965
Net increase (decrease) in net assets resulting from unit transactions	(19,132)	398,601
Net increase (decrease) in net assets	34,094	433,022

Net assets:
Beginning of period	248,886	—
End of period	$282,980	$433,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT D
Union Security Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Variable Account D (the “Account”) is a separate investment account established by Union Security Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Minnesota and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AB VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Government Money Market Fund, AB VPS Large Cap Growth Portfolio, Wells Fargo VT Omega Growth Fund, Federated Hermes Fund for U.S. Government Securities II (Formerly Federated Fund for U.S. Government Securities II), Federated Hermes High Income Bond Fund II (Formerly Federated High Income Bond Fund II), Federated Hermes Government Money Fund II (Formerly Federated Government Money Fund II), Federated Hermes Quality Bond Fund II (Formerly Federated Quality Bond Fund II), Federated Hermes Managed Volatility Fund II (Formerly Federated Managed Volatility Fund II), Federated Hermes Kaufmann Fund II (Formerly Federated Kaufmann Fund II), Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), VY® JPMorgan Emerging Markets Equity Portfolio, Invesco V.I. Health Care Fund, Invesco V.I. Technology Fund, MFS® Growth Series, MFS® High Yield Portfolio, MFS® Income Portfolio (Formerly MFS® Strategic Income Portfolio), BlackRock S&P 500 Index V.I. Fund, Neuberger Berman AMT Short Duration Bond Portfolio, Pioneer Fund VCT Portfolio, DWS CROCI® International VIP, Pioneer Select Mid Cap Growth VCT Portfolio, VanEck VIP Emerging Markets Bond Fund (Formerly VanEck VIP Unconstrained Emerging Markets Bond Fund), VanEck VIP Global Hard Assets Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, Voya Global High Dividend Low Volatility Portfolio (Formerly Voya Global Equity Portfolio), NVIT Emerging Markets Fund, Neuberger Berman AMT Sustainable Equity Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.5% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee in the amount of $35 may be charged. These expenses are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Enhanced Death Benefit charge maximum of 0.45%
Guaranteed Payout Plan charge maximum of 0.35%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Balanced Fund	$82,230	$81,257
American Century VP Capital Appreciation Fund	$80,501	$51,502
AB VPS International Growth Portfolio	$44,885	$37,199
Invesco V.I. Core Equity Fund	$377,156	$251,103
Invesco V.I. International Growth Fund	$21,843	$132,306
Invesco V.I. Government Money Market Fund	$4,325,506	$4,238,225
AB VPS Large Cap Growth Portfolio	$253,775	$282,604
Wells Fargo VT Omega Growth Fund	$341,728	$517,670
Federated Hermes Fund for U.S. Government Securities II+	$744,922	$317,190
Federated Hermes High Income Bond Fund II+	$122,654	$314,766
Federated Hermes Government Money Fund II+	$71,063	$52,904
Federated Hermes Quality Bond Fund II+	$82,036	$85,088
Federated Hermes Managed Volatility Fund II+	$311,719	$1,010,555
Federated Hermes Kaufmann Fund II+	$770,882	$669,062
Hartford Balanced HLS Fund	$4,902,567	$7,177,754
Hartford Total Return Bond HLS Fund+	$10,203,914	$3,577,489
Hartford Capital Appreciation HLS Fund	$2,525,560	$2,485,177
Hartford Dividend and Growth HLS Fund+	$17,288,684	$2,807,792
Hartford Global Growth HLS Fund+	$17,309,194	$50,285,067
Hartford Disciplined Equity HLS Fund+	$306,300,538	$19,213,053
Hartford Growth Opportunities HLS Fund+	$101,471,167	$279,811,647
Hartford High Yield HLS Fund+	$843,161	$8,020,673
Hartford International Opportunities HLS Fund	$858,585	$2,938,892
Hartford MidCap Growth HLS Fund+	$3,503,051	$12,409,685
Hartford MidCap HLS Fund+	$24,961,063	$1,368,406
Hartford MidCap Value HLS Fund+	$1,552,692	$14,727,886
Hartford Ultrashort Bond HLS Fund+	$13,400,582	$2,534,917
Hartford SmallCap Growth HLS Fund	$2,621,954	$6,811,220
Hartford Stock HLS Fund	$679,840	$635,028
Hartford U.S. Government Securities HLS Fund+	$1,938,035	$13,506,175
Hartford Value HLS Fund+	$2,773,349	$17,239,873
VY® JPMorgan Emerging Markets Equity Portfolio	$986,510	$1,751,202
Invesco V.I. Health Care Fund	$66,871	$51,929
Invesco V.I. Technology Fund	$365,590	$332,312
MFS® Growth Series	$376,995	$521,898
MFS® High Yield Portfolio	$41,570	$64,209
MFS® Income Portfolio+	$219,987	$16,848
BlackRock S&P 500 Index V.I. Fund	$4,494,575	$5,848,791
Neuberger Berman AMT Short Duration Bond Portfolio	$14,942	$23,210
Pioneer Fund VCT Portfolio	$85,082	$23,167
DWS CROCI® International VIP	$20,254	$43,917
Pioneer Select Mid Cap Growth VCT Portfolio	$169,552	$138,621
VanEck VIP Emerging Markets Bond Fund+	$1,503	$560
VanEck VIP Global Hard Assets Fund	$10,330	$23,119
Wells Fargo VT Index Asset Allocation Fund	$131,342	$96,888
Wells Fargo VT International Equity Fund	$544	$4,823
Wells Fargo VT Small Cap Growth Fund	$97,510	$168,540
Wells Fargo VT Discovery Fund	$125,180	$173,532
Wells Fargo VT Opportunity Fund	$41,836	$60,309
Voya Global High Dividend Low Volatility Portfolio+	$5,463	$29,894
NVIT Emerging Markets Fund	$11,571	$19,407
Neuberger Berman AMT Sustainable Equity Portfolio	$22,933	$11,963

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
American Century VP Balanced Fund	1,254	1,846	(592)
American Century VP Capital Appreciation Fund	1,146	1,025	121
AB VPS International Growth Portfolio	2,503	3,543	(1,040)
Invesco V.I. Core Equity Fund	329	10,326	(9,997)
Invesco V.I. International Growth Fund	110	5,705	(5,595)
Invesco V.I. Government Money Market Fund	450,086	431,708	18,378
AB VPS Large Cap Growth Portfolio	1,747	3,442	(1,695)
Wells Fargo VT Omega Growth Fund	284	12,308	(12,024)
Federated Hermes Fund for U.S. Government Securities II+	31,104	13,307	17,797
Federated Hermes High Income Bond Fund II+	548	10,438	(9,890)
Federated Hermes Government Money Fund II+	6,376	4,160	2,216
Federated Hermes Quality Bond Fund II+	2,194	3,505	(1,311)
Federated Hermes Managed Volatility Fund II+	2,691	53,292	(50,601)
Federated Hermes Kaufmann Fund II+	1,131	16,283	(15,152)
Hartford Balanced HLS Fund	207,178	823,745	(616,567)
Hartford Total Return Bond HLS Fund+	2,108,937	715,783	1,393,154
Hartford Capital Appreciation HLS Fund	294,817	500,585	(205,768)
Hartford Dividend and Growth HLS Fund+	4,435,728	717,465	3,718,263
Hartford Global Growth HLS Fund+	4,860	718,412	(713,552)
Hartford Disciplined Equity HLS Fund+	4,743,936	280,270	4,463,666
Hartford Growth Opportunities HLS Fund+	32,529	9,396,416	(9,363,887)
Hartford High Yield HLS Fund+	8,950	278,252	(269,302)
Hartford International Opportunities HLS Fund	206,209	906,936	(700,727)
Hartford MidCap Growth HLS Fund+	5,903	315,180	(309,277)
Hartford MidCap HLS Fund+	2,581,003	124,872	2,456,131
Hartford MidCap Value HLS Fund+	17,300	702,438	(685,138)
Hartford Ultrashort Bond HLS Fund+	7,075,761	1,180,236	5,895,525
Hartford SmallCap Growth HLS Fund	20,648	83,757	(63,109)
Hartford Stock HLS Fund	94,318	159,262	(64,944)
Hartford U.S. Government Securities HLS Fund+	60,477	521,144	(460,667)
Hartford Value HLS Fund+	118,913	6,843,636	(6,724,723)
VY® JPMorgan Emerging Markets Equity Portfolio	32,677	58,901	(26,224)
Invesco V.I. Health Care Fund	837	819	18
Invesco V.I. Technology Fund	5,864	6,967	(1,103)
MFS® Growth Series	2,709	9,867	(7,158)
MFS® High Yield Portfolio	1,189	4,703	(3,514)
MFS® Income Portfolio+	15,416	1,122	14,294
BlackRock S&P 500 Index V.I. Fund	125,349	494,817	(369,468)
Neuberger Berman AMT Short Duration Bond Portfolio	780	1,399	(619)
Pioneer Fund VCT Portfolio	465	735	(270)
DWS CROCI® International VIP	578	2,577	(1,999)
Pioneer Select Mid Cap Growth VCT Portfolio	603	2,167	(1,564)
VanEck VIP Emerging Markets Bond Fund+	12	22	(10)
VanEck VIP Global Hard Assets Fund	381	1,143	(762)
Wells Fargo VT Index Asset Allocation Fund	20	2,978	(2,958)
Wells Fargo VT International Equity Fund	—	333	(333)
Wells Fargo VT Small Cap Growth Fund	168	3,226	(3,058)
Wells Fargo VT Discovery Fund	652	1,849	(1,197)
Wells Fargo VT Opportunity Fund	1,230	2,234	(1,004)
Voya Global High Dividend Low Volatility Portfolio+	75	2,372	(2,297)
NVIT Emerging Markets Fund	600	1,468	(868)
Neuberger Berman AMT Sustainable Equity Portfolio	198	1,118	(920)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase(Decrease)
American Century VP Balanced Fund	920	942	(22)
American Century VP Capital Appreciation Fund	646	506	140
AB VPS International Growth Portfolio	623	3,566	(2,943)
Invesco V.I. Core Equity Fund	365	13,424	(13,059)
Invesco V.I. International Growth Fund	116	1,584	(1,468)
Invesco V.I. Government Money Market Fund	125,326	411,276	(285,950)
AB VPS Large Cap Growth Portfolio	111	1,413	(1,302)
Wells Fargo VT Omega Growth Fund	691	17,654	(16,963)
Federated Fund for U.S. Government Securities II	1,040	2,884	(1,844)
Federated High Income Bond Fund II	2,325	5,715	(3,390)
Federated Government Money Fund II	19,046	21,865	(2,819)
Federated Quality Bond Fund II	5,944	4,456	1,488
Federated Managed Volatility Fund II	5,690	80,733	(75,043)
Federated Kaufmann Fund II	8,500	28,633	(20,133)
Hartford Balanced HLS Fund	205,307	1,127,569	(922,262)
Hartford Total Return Bond HLS Fund	287,749	638,878	(351,129)
Hartford Capital Appreciation HLS Fund	126,026	500,548	(374,522)
Hartford Dividend and Growth HLS Fund	169,987	430,821	(260,834)
Hartford Global Growth HLS Fund	6,170	104,915	(98,745)
Hartford Disciplined Equity HLS Fund	6,717	87,739	(81,022)
Hartford Growth Opportunities HLS Fund	79,437	1,479,420	(1,399,983)
Hartford High Yield HLS Fund	10,549	39,831	(29,282)
Hartford International Opportunities HLS Fund	104,810	1,086,873	(982,063)
Hartford MidCap Growth HLS Fund	14,635	46,714	(32,079)
Hartford MidCap Value HLS Fund	5,901	102,423	(96,522)
Hartford Ultrashort Bond HLS Fund	742,486	935,876	(193,390)
Hartford SmallCap Growth HLS Fund	9,313	77,690	(68,377)
Hartford Stock HLS Fund	86,687	176,216	(89,529)
Hartford U.S. Government Securities HLS Fund	33,824	73,980	(40,156)
Hartford Value HLS Fund	243,102	1,181,769	(938,667)
VY® JPMorgan Emerging Markets Equity Portfolio	2,653	5,465	(2,812)
Invesco V.I. Health Care Fund	1	4,472	(4,471)
Invesco V.I. Technology Fund	1,323	4,280	(2,957)
MFS® Growth Series	4,156	7,262	(3,106)
MFS® High Yield Portfolio	2,715	13,214	(10,499)
MFS® Strategic Income Portfolio	1,473	297	1,176
BlackRock S&P 500 Index V.I. Fund	80,506	448,132	(367,626)
Neuberger Berman AMT Short Duration Bond Portfolio	438	496	(58)
Pioneer Fund VCT Portfolio	474	1,168	(694)
DWS CROCI® International VIP	184	1,966	(1,782)
Pioneer Select Mid Cap Growth VCT Portfolio	377	1,532	(1,155)
VanEck VIP Unconstrained Emerging Markets Bond Fund	11	22	(11)
VanEck VIP Global Hard Assets Fund	52	1,034	(982)
Wells Fargo VT Index Asset Allocation Fund	109	12,873	(12,764)
Wells Fargo VT International Equity Fund	1	4,986	(4,985)
Wells Fargo VT Small Cap Growth Fund	388	4,175	(3,787)
Wells Fargo VT Discovery Fund	691	634	57
Wells Fargo VT Opportunity Fund	1	676	(675)
VOYA Global Equity Portfolio	149	2,399	(2,250)
NVIT Emerging Markets Fund	214	1,726	(1,512)
Neuberger Berman AMT Sustainable Equity Portfolio	42,369	3,993	38,376

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Balanced Fund
2020	14,409	$46.802498	to	$46.802498	$674,368	0.45%	to	0.45%	1.18%	to	1.18%	12.02%	to	12.02%
2019	15,001	$41.779788	to	$41.779788	$626,745	0.45%	to	0.45%	1.55%	to	1.55%	19.31%	to	19.31%
2018	15,023	$35.016715	to	$35.016715	$526,044	0.45%	to	0.45%	1.37%	to	1.37%	(4.26)%	to	(4.26)%
2017	18,649	$36.575388	to	$36.575388	$682,077	0.45%	to	0.45%	1.53%	to	1.53%	13.40%	to	13.40%
2016	21,066	$32.253865	to	$32.253865	$679,440	0.45%	to	0.45%	1.58%	to	1.58%	6.51%	to	6.51%
American Century VP Capital Appreciation Fund
2020	3,264	$76.252223	to	$76.252223	$248,883	0.45%	to	0.45%	—%	to	—%	41.82%	to	41.82%
2019	3,143	$53.768143	to	$53.768143	$168,998	0.45%	to	0.45%	—%	to	—%	34.96%	to	34.96%
2018	3,003	$39.841347	to	$39.841347	$119,638	0.45%	to	0.45%	—%	to	—%	(5.62)%	to	(5.62)%
2017	3,164	$42.214726	to	$42.214726	$133,585	0.45%	to	0.45%	—%	to	—%	21.24%	to	21.24%
2016	5,437	$34.817859	to	$34.817859	$189,308	0.45%	to	0.45%	—%	to	—%	2.77%	to	2.77%
AB VPS International Growth Portfolio
2020	15,961	$14.795446	to	$14.795446	$236,149	0.45%	to	0.45%	1.36%	to	1.36%	29.36%	to	29.36%
2019	17,001	$11.437596	to	$11.437596	$194,446	0.45%	to	0.45%	0.55%	to	0.55%	26.95%	to	26.95%
2018	19,944	$9.009225	to	$9.009225	$179,680	0.45%	to	0.45%	0.48%	to	0.48%	(17.78)%	to	(17.78)%
2017	38,880	$10.957487	to	$10.957487	$426,028	0.45%	to	0.45%	1.20%	to	1.20%	34.42%	to	34.42%
2016	32,376	$8.151929	to	$8.151929	$263,934	0.45%	to	0.45%	—%	to	—%	(7.29)%	to	(7.29)%
Invesco V.I. Core Equity Fund
2020	67,376	$24.340114	to	$45.421419	$1,699,985	0.45%	to	1.40%	1.21%	to	1.34%	12.27%	to	13.34%
2019	77,373	$21.680276	to	$40.075446	$1,748,053	0.45%	to	1.40%	0.92%	to	0.97%	27.17%	to	28.39%
2018	90,432	$17.047789	to	$31.214866	$1,599,272	0.45%	to	1.40%	0.89%	to	0.89%	(10.66)%	to	(9.80)%
2017	98,633	$19.080856	to	$34.606963	$1,953,929	0.45%	to	1.40%	1.00%	to	1.07%	11.60%	to	12.67%
2016	112,085	$17.097254	to	$30.716284	$2,004,982	0.45%	to	1.40%	0.77%	to	0.87%	8.73%	to	9.77%
Invesco V.I. International Growth Fund
2020	18,975	$25.571344	to	$25.571344	$485,220	1.40%	to	1.40%	2.21%	to	2.21%	12.41%	to	12.41%
2019	24,570	$22.748095	to	$22.748095	$558,938	1.40%	to	1.40%	1.59%	to	1.59%	26.79%	to	26.79%
2018	26,038	$17.942000	to	$17.942000	$467,174	1.40%	to	1.40%	1.97%	to	1.97%	(16.16)%	to	(16.16)%
2017	31,911	$21.399730	to	$21.399730	$682,866	1.40%	to	1.40%	1.42%	to	1.42%	21.29%	to	21.29%
2016	34,392	$17.642986	to	$17.642986	$606,763	1.40%	to	1.40%	1.31%	to	1.31%	(1.84)%	to	(1.84)%
Invesco V.I. Government Money Market Fund
2020	864,297	$9.082139	to	$10.100226	$8,171,888	0.45%	to	1.85%	0.24%	to	0.30%	(1.54)%	to	(0.16)%
2019	845,919	$9.224586	to	$10.116003	$8,084,608	0.45%	to	1.85%	1.89%	to	2.08%	0.03%	to	1.44%
2018	1,131,869	$9.221846	to	$9.972408	$10,748,994	0.45%	to	1.85%	1.60%	to	1.73%	(0.31)%	to	1.09%
2017	1,095,865	$9.250646	to	$9.864478	$10,360,799	0.45%	to	1.85%	0.57%	to	0.59%	(1.28)%	to	0.11%
2016	1,193,054	$9.370614	to	$9.853471	$11,370,972	0.45%	to	1.85%	0.08%	to	0.09%	(1.74)%	to	(0.35)%
AB VPS Large Cap Growth Portfolio
2020	13,342	$106.234770	to	$106.234770	$1,417,364	0.45%	to	0.45%	—%	to	—%	34.88%	to	34.88%
2019	15,037	$78.764595	to	$78.764595	$1,184,380	0.45%	to	0.45%	—%	to	—%	34.09%	to	34.09%
2018	16,339	$58.739089	to	$58.739089	$959,740	0.45%	to	0.45%	—%	to	—%	2.12%	to	2.12%
2017	16,788	$57.520608	to	$57.520608	$965,629	0.45%	to	0.45%	—%	to	—%	31.39%	to	31.39%
2016	16,089	$43.777461	to	$43.777461	$704,312	0.45%	to	0.45%	—%	to	—%	2.17%	to	2.17%
Wells Fargo VT Omega Growth Fund
2020	107,415	$48.868847	to	$48.868847	$5,249,243	1.40%	to	1.40%	—%	to	—%	41.20%	to	41.20%
2019	119,439	$34.610615	to	$34.610615	$4,133,843	1.40%	to	1.40%	—%	to	—%	35.14%	to	35.14%
2018	136,402	$25.610558	to	$25.610558	$3,493,337	1.40%	to	1.40%	—%	to	—%	(1.12)%	to	(1.12)%
2017	160,690	$25.900109	to	$25.900109	$4,161,891	1.40%	to	1.40%	0.01%	to	0.01%	32.73%	to	32.73%
2016	191,822	$19.513858	to	$19.513858	$3,743,178	1.40%	to	1.40%	—%	to	—%	(0.88)%	to	(0.88)%
Federated Hermes Fund for U.S. Government Securities II+
2020	37,401	$17.023919	to	$24.046053	$774,380	0.45%	to	1.40%	1.52%	to	2.50%	3.75%	to	4.74%
2019	19,604	$16.408594	to	$22.957844	$337,394	0.45%	to	1.40%	2.04%	to	2.45%	4.43%	to	5.42%
2018	21,448	$15.713102	to	$21.776910	$348,548	0.45%	to	1.40%	2.42%	to	3.98%	(0.94)%	to	—%
2017	28,821	$15.862692	to	$21.776381	$502,690	0.45%	to	1.40%	1.87%	to	2.46%	0.51%	to	1.47%
2016	52,050	$15.782576	to	$21.461562	$961,017	0.45%	to	1.40%	2.76%	to	3.14%	0.19%	to	1.15%
Federated Hermes High Income Bond Fund II+
2020	56,368	$26.816946	to	$42.109799	$1,615,580	0.45%	to	1.40%	6.20%	to	6.37%	4.12%	to	5.11%
2019	66,258	$25.755522	to	$40.060880	$1,830,103	0.45%	to	1.40%	5.82%	to	6.01%	12.95%	to	14.03%
2018	69,648	$22.802154	to	$35.131997	$1,691,650	0.45%	to	1.40%	8.23%	to	9.64%	(4.63)%	to	(3.72)%
2017	77,425	$23.909531	to	$36.489819	$1,977,673	0.45%	to	1.40%	6.82%	to	7.43%	5.45%	to	6.46%
2016	92,002	$22.672877	to	$34.275408	$2,286,768	0.45%	to	1.40%	6.15%	to	6.30%	13.22%	to	14.30%
Federated Hermes Government Money Fund II+
2020	61,067	$7.369148	to	$10.896918	$653,007	1.20%	to	1.40%	0.20%	to	0.21%	(1.19)%	to	(0.99)%
2019	58,851	$7.457804	to	$11.005977	$634,848	1.20%	to	1.40%	1.62%	to	1.84%	0.23%	to	0.43%
2018	61,670	$7.440688	to	$10.958779	$662,525	1.20%	to	1.40%	1.23%	to	1.25%	(0.16)%	to	0.04%
2017	68,827	$7.452328	to	$10.953993	$738,186	1.20%	to	1.40%	0.30%	to	0.36%	(1.08)%	to	(0.88)%
2016	80,297	$7.533846	to	$11.051694	$873,900	1.20%	to	1.40%	—%	to	—%	(1.39)%	to	(1.19)%
Federated Hermes Quality Bond Fund II+
2020	57,724	$20.691383	to	$21.558904	$1,219,995	1.20%	to	1.40%	2.77%	to	2.77%	6.62%	to	6.83%
2019	59,035	$19.407327	to	$20.180626	$1,168,303	1.20%	to	1.40%	2.86%	to	2.86%	7.92%	to	8.14%
2018	57,547	$17.982715	to	$18.661911	$1,054,596	1.20%	to	1.40%	3.07%	to	3.11%	(1.97)%	to	(1.78)%
2017	58,714	$18.345002	to	$18.999845	$1,096,046	1.20%	to	1.40%	3.24%	to	3.30%	2.59%	to	2.79%
2016	60,120	$17.882017	to	$18.483332	$1,092,878	1.20%	to	1.40%	3.30%	to	3.58%	2.38%	to	2.59%
Federated Hermes Managed Volatility Fund II+
2020	592,708	$17.091203	to	$32.316859	$10,460,555	0.45%	to	1.40%	2.52%	to	2.60%	(0.47)%	to	0.48%
2019	643,309	$17.172190	to	$32.163028	$11,386,425	0.45%	to	1.40%	2.07%	to	2.11%	18.56%	to	19.69%
2018	718,352	$14.484222	to	$26.872285	$10,697,119	0.45%	to	1.40%	2.31%	to	2.59%	(9.77)%	to	(8.90)%
2017	435,280	$16.051755	to	$29.498824	$7,185,682	0.45%	to	1.40%	3.82%	to	4.06%	16.47%	to	17.58%
2016	504,372	$13.781982	to	$25.088295	$7,123,139	0.45%	to	1.40%	4.77%	to	4.93%	6.19%	to	7.21%
Federated Hermes Kaufmann Fund II+
2020	224,364	$40.061990	to	$40.952717	$9,110,072	1.20%	to	1.40%	—%	to	—%	27.00%	to	27.26%
2019	239,516	$31.543829	to	$32.180772	$7,647,355	1.20%	to	1.40%	—%	to	—%	31.33%	to	31.59%
2018	259,649	$24.019149	to	$24.455267	$6,305,428	1.20%	to	1.40%	—%	to	—%	2.90%	to	3.10%
2017	285,174	$23.343188	to	$23.719544	$6,720,153	1.20%	to	1.40%	—%	to	—%	26.55%	to	26.80%
2016	323,634	$18.446377	to	$18.706377	$6,017,263	1.20%	to	1.40%	—%	to	—%	2.22%	to	2.42%
Hartford Balanced HLS Fund
2020	5,927,727	$23.862965	to	$29.603844	$54,118,500	1.25%	to	1.85%	1.57%	to	1.62%	9.57%	to	10.23%
2019	6,544,294	$21.778707	to	$26.856544	$54,321,091	1.25%	to	1.85%	1.86%	to	1.88%	20.55%	to	21.27%
2018	7,466,556	$18.066616	to	$22.145722	$51,107,139	1.25%	to	1.85%	1.74%	to	1.80%	(6.98)%	to	(6.42)%
2017	8,348,067	$19.421982	to	$23.664595	$61,319,334	1.25%	to	1.85%	2.23%	to	2.25%	13.47%	to	14.16%
2016	9,387,575	$17.115960	to	$20.730160	$60,641,189	1.25%	to	1.85%	2.63%	to	2.76%	4.09%	to	4.72%
Hartford Total Return Bond HLS Fund+
2020	5,809,490	$19.519028	to	$22.127794	$27,438,821	1.25%	to	1.85%	3.34%	to	3.40%	7.03%	to	7.67%
2019	4,416,336	$18.237099	to	$20.550906	$19,740,564	1.25%	to	1.85%	3.90%	to	3.91%	8.62%	to	9.28%
2018	4,767,465	$16.789305	to	$18.806271	$19,531,452	1.25%	to	1.85%	3.74%	to	3.76%	(2.63)%	to	(2.04)%
2017	5,417,320	$17.241995	to	$19.197797	$22,801,104	1.25%	to	1.85%	2.83%	to	2.88%	3.23%	to	3.85%
2016	5,936,275	$16.702328	to	$18.485680	$24,200,624	1.25%	to	1.85%	2.48%	to	2.52%	2.58%	to	3.20%
Hartford Capital Appreciation HLS Fund
2020	2,646,522	$5.380782	to	$5.991844	$15,415,549	1.25%	to	1.85%	0.76%	to	0.97%	19.68%	to	20.40%
2019	2,852,290	$4.495936	to	$4.976588	$13,838,647	1.25%	to	1.85%	1.17%	to	1.19%	28.88%	to	29.65%
2018	3,226,812	$3.488601	to	$3.838468	$12,093,770	1.25%	to	1.85%	0.87%	to	0.88%	(8.66)%	to	(8.11)%
2017	3,573,990	$3.819481	to	$4.177379	$14,588,485	1.25%	to	1.85%	1.05%	to	1.11%	19.90%	to	20.62%
2016	3,977,209	$3.185533	to	$3.463193	$13,464,715	1.25%	to	1.85%	1.06%	to	1.11%	3.59%	to	4.21%

Hartford Dividend and Growth HLS Fund+
2020	6,963,355	$3.684035	to	$10.248073	$29,002,148	1.25%	to	1.85%	3.05%	to	3.38%	5.79%	to	6.43%
2019	3,245,092	$3.482290	to	$9.628925	$12,706,398	1.25%	to	1.85%	1.80%	to	1.81%	26.25%	to	27.01%
2018	3,505,926	$2.758309	to	$3.205920	$10,816,261	1.15%	to	1.85%	0.13%	to	1.87%	(7.06)%	to	(6.40)%
2017	4,162,671	$2.967705	to	$3.425230	$13,851,561	1.15%	to	1.85%	1.57%	to	1.67%	16.19%	to	17.01%
2016	4,696,286	$2.554204	to	$2.927420	$13,370,074	1.15%	to	1.85%	1.97%	to	2.07%	12.78%	to	13.57%
Hartford Global Growth HLS Fund+
2020	—	$30.700788	to	$37.375988	$—	1.25%	to	1.85%	0.66%	to	0.67%	26.74%	to	27.42%
2019	713,552	$24.223694	to	$29.332571	$42,741,177	1.25%	to	1.85%	0.38%	to	0.40%	30.18%	to	30.97%
2018	812,297	$18.607169	to	$22.396758	$37,127,115	1.25%	to	1.85%	0.48%	to	0.51%	(5.57)%	to	(5.00)%
2017	908,272	$19.704703	to	$23.575835	$43,586,149	1.25%	to	1.85%	0.41%	to	0.50%	30.30%	to	31.08%
2016	1,047,517	$15.123119	to	$17.986028	$38,155,406	1.25%	to	1.85%	0.66%	to	0.67%	0.08%	to	0.69%
Hartford Disciplined Equity HLS Fund+
2020	4,999,128	$22.494858	to	$40.026895	$365,668,103	1.25%	to	1.85%	0.36%	to	0.79%	15.88%	to	16.57%
2019	535,462	$19.412578	to	$34.335766	$35,918,376	1.25%	to	1.85%	0.90%	to	0.93%	31.66%	to	32.46%
2018	616,484	$14.744039	to	$25.922391	$31,191,062	1.25%	to	1.85%	0.75%	to	0.79%	(3.79)%	to	(3.21)%
2017	714,051	$15.324869	to	$26.782302	$37,036,096	1.25%	to	1.85%	0.77%	to	1.00%	19.68%	to	20.40%
2016	821,949	$12.804521	to	$22.243885	$35,109,088	1.25%	to	1.85%	0.90%	to	0.96%	3.82%	to	4.45%
Hartford Growth Opportunities HLS Fund+
2020	—	$68.871007	to	$86.384094	$—	1.25%	to	1.85%	—%	to	—%	48.62%	to	49.42%
2019	9,363,887	$46.339124	to	$57.811419	$204,908,844	1.25%	to	1.85%	—%	to	—%	28.29%	to	29.06%
2018	10,763,870	$36.120656	to	$44.793619	$182,530,299	1.25%	to	1.85%	—%	to	—%	(1.32)%	to	(0.72)%
2017	11,978,787	$36.602452	to	$45.119370	$205,249,620	1.25%	to	1.85%	—%	to	—%	28.06%	to	28.83%
2016	13,337,932	$28.582610	to	$35.022847	$178,222,021	1.25%	to	1.85%	0.42%	to	0.43%	(2.32)%	to	(1.73)%
Hartford High Yield HLS Fund+
2020	—	$21.515915	to	$23.163186	$—	1.25%	to	1.85%	9.13%	to	9.23%	0.65%	to	1.20%
2019	269,302	$21.376046	to	$22.889164	$7,747,426	1.25%	to	1.85%	6.00%	to	6.19%	12.95%	to	13.63%
2018	298,584	$18.925022	to	$20.143464	$7,561,590	1.25%	to	1.85%	5.80%	to	5.88%	(5.22)%	to	(4.64)%
2017	329,835	$19.966276	to	$21.124598	$8,766,984	1.25%	to	1.85%	5.71%	to	6.04%	5.63%	to	6.27%
2016	376,813	$18.901560	to	$19.878521	$9,364,553	1.25%	to	1.85%	5.13%	to	6.05%	12.16%	to	12.83%
Hartford International Opportunities HLS Fund
2020	5,589,974	$3.586780	to	$3.994202	$21,763,852	1.25%	to	1.85%	1.96%	to	2.16%	18.24%	to	18.95%
2019	6,290,701	$3.033444	to	$3.357803	$20,626,945	1.25%	to	1.85%	1.79%	to	1.88%	24.11%	to	24.86%
2018	7,272,764	$2.444169	to	$2.689337	$19,121,131	1.25%	to	1.85%	1.84%	to	1.88%	(20.24)%	to	(19.76)%
2017	7,859,732	$3.064266	to	$3.351439	$25,782,386	1.25%	to	1.85%	1.43%	to	1.44%	22.96%	to	23.70%
2016	8,973,528	$2.492132	to	$2.709385	$23,830,466	1.25%	to	1.85%	1.60%	to	1.69%	(0.60)%	to	—%
Hartford MidCap Growth HLS Fund+
2020	—	$45.089254	to	$47.037426	$—	1.25%	to	1.85%	—%	to	—%	23.90%	to	24.57%
2019	309,277	$36.390916	to	$37.759811	$11,404,369	1.25%	to	1.85%	0.52%	to	0.52%	37.22%	to	38.05%
2018	341,356	$26.519163	to	$27.352179	$9,134,321	1.25%	to	1.85%	0.69%	to	0.70%	(11.70)%	to	(11.17)%
2017	380,296	$30.033773	to	$30.791712	$11,475,927	1.25%	to	1.85%	0.75%	to	0.85%	12.33%	to	13.00%
2016	449,839	$26.737363	to	$27.248210	$12,033,832	1.25%	to	1.85%	1.41%	to	1.42%	14.35%	to	15.04%
Hartford MidCap HLS Fund+
2020♦	2,456,131	$11.964111	to	$11.991761	$29,436,177	1.25%	to	1.85%	0.05%	to	0.05%	19.64%	to	19.92%
Hartford MidCap Value HLS Fund+
2020	—	$22.996214	to	$24.479556	$—	1.25%	to	1.85%	0.59%	to	0.63%	(6.20)%	to	(5.69)%
2019	685,138	$24.515678	to	$25.956978	$17,540,060	1.25%	to	1.85%	0.99%	to	1.06%	28.80%	to	29.57%
2018	781,660	$19.034231	to	$20.032759	$15,466,231	1.25%	to	1.85%	0.98%	to	1.03%	(16.14)%	to	(15.63)%
2017	885,518	$22.697164	to	$23.744801	$20,796,574	1.25%	to	1.85%	0.55%	to	0.55%	11.39%	to	12.06%
2016	992,906	$20.376617	to	$21.189679	$20,833,745	1.25%	to	1.85%	0.53%	to	0.54%	10.75%	to	11.42%
Hartford Ultrashort Bond HLS Fund+
2020	9,335,480	$9.747082	to	$10.405540	$18,655,217	0.45%	to	1.85%	1.48%	to	2.41%	(0.42)%	to	0.98%
2019	3,439,955	$9.788308	to	$10.304269	$7,860,307	0.45%	to	1.85%	1.79%	to	1.87%	0.93%	to	2.35%
2018	3,633,345	$9.698259	to	$10.067550	$8,268,856	0.45%	to	1.85%	0.95%	to	1.13%	(0.30)%	to	1.11%
2017	3,947,955	$9.727059	to	$9.957083	$8,460,923	0.45%	to	1.85%	0.74%	to	0.80%	(0.84)%	to	0.56%
2016	4,237,801	$9.809238	to	$9.901599	$9,306,809	0.45%	to	1.85%	0.44%	to	0.47%	(0.89)%	to	0.51%
Hartford SmallCap Growth HLS Fund
2020	499,567	$48.296829	to	$72.860753	$50,845,503	1.25%	to	1.85%	—%	to	—%	30.76%	to	31.54%
2019	562,676	$36.936398	to	$55.389337	$43,716,756	1.25%	to	1.85%	—%	to	—%	33.33%	to	34.13%
2018	631,053	$27.703884	to	$41.295941	$36,513,840	1.25%	to	1.85%	—%	to	—%	(13.32)%	to	(12.80)%
2017	717,024	$31.960764	to	$47.356008	$47,458,107	1.25%	to	1.85%	0.04%	to	0.04%	17.87%	to	18.58%
2016	815,852	$27.114307	to	$39.934853	$45,486,914	1.25%	to	1.85%	0.14%	to	0.15%	10.31%	to	10.98%
Hartford Stock HLS Fund
2020	1,094,617	$4.188771	to	$28.695341	$4,491,572	1.35%	to	1.85%	1.67%	to	1.78%	10.02%	to	10.57%
2019	1,159,561	$3.852909	to	$26.081342	$4,307,968	1.25%	to	1.85%	0.16%	to	1.73%	28.82%	to	29.59%
2018	1,249,090	$2.973126	to	$20.246974	$3,583,771	1.25%	to	1.85%	1.60%	to	1.64%	(1.97)%	to	(1.38)%
2017	1,447,454	$3.014845	to	$20.654733	$4,213,014	1.25%	to	1.85%	0.21%	to	1.96%	17.65%	to	18.36%
2016	1,672,773	$2.547203	to	$17.555878	$4,125,291	1.25%	to	1.85%	1.89%	to	1.96%	5.45%	to	6.08%
Hartford U.S. Government Securities HLS Fund+
2020	—	$14.197738	to	$16.577712	$—	1.25%	to	1.85%	3.17%	to	3.29%	3.98%	to	4.54%
2019	460,667	$13.654387	to	$15.858327	$11,286,382	1.25%	to	1.85%	2.54%	to	2.67%	3.29%	to	3.91%
2018	500,823	$13.219730	to	$15.261679	$11,909,769	1.25%	to	1.85%	2.33%	to	2.50%	(1.00)%	to	(0.41)%
2017	584,717	$13.353392	to	$15.323763	$13,860,189	1.25%	to	1.85%	2.11%	to	2.21%	(0.54)%	to	0.06%
2016	640,318	$13.425716	to	$15.314600	$15,037,899	1.25%	to	1.85%	1.47%	to	1.82%	(0.32)%	to	0.28%
Hartford Value HLS Fund+
2020	—	$2.502050	to	$2.813686	$—	1.25%	to	1.85%	1.73%	to	1.76%	(4.21)%	to	(3.69)%
2019	6,724,723	$2.611993	to	$2.921554	$19,167,771	1.25%	to	1.85%	1.95%	to	2.01%	25.37%	to	26.13%
2018	7,663,390	$2.083422	to	$2.316395	$17,344,214	1.25%	to	1.85%	1.57%	to	1.64%	(11.83)%	to	(11.30)%
2017	8,816,283	$2.362924	to	$2.611411	$22,525,578	1.25%	to	1.85%	1.44%	to	1.72%	13.33%	to	14.01%
2016	10,271,879	$2.085084	to	$2.290574	$23,056,181	1.25%	to	1.85%	1.69%	to	1.70%	11.61%	to	12.28%
VY® JPMorgan Emerging Markets Equity Portfolio
2020	3,963	$34.735217	to	$34.735217	$137,655	0.45%	to	0.45%	0.85%	to	0.85%	33.14%	to	33.14%
2019	30,187	$26.089060	to	$26.089060	$787,526	0.45%	to	0.45%	0.13%	to	0.13%	31.52%	to	31.52%
2018	32,999	$19.836018	to	$19.836018	$654,563	0.45%	to	0.45%	0.86%	to	0.86%	(16.96)%	to	(16.96)%
2017	38,492	$23.887007	to	$23.887007	$919,470	0.45%	to	0.45%	0.66%	to	0.66%	42.71%	to	42.71%
2016	39,974	$16.737716	to	$16.737716	$669,068	0.45%	to	0.45%	1.36%	to	1.36%	12.75%	to	12.75%
Invesco V.I. Health Care Fund
2020	8,555	$73.649958	to	$73.649958	$630,072	0.45%	to	0.45%	0.32%	to	0.32%	13.95%	to	13.95%
2019	8,537	$64.635894	to	$64.635894	$551,805	0.45%	to	0.45%	0.04%	to	0.04%	31.91%	to	31.91%
2018	13,008	$49.000035	to	$49.000035	$637,407	0.45%	to	0.45%	—%	to	—%	0.45%	to	0.45%
2017	16,141	$48.779283	to	$48.779283	$787,345	0.45%	to	0.45%	0.37%	to	0.37%	15.31%	to	15.31%
2016	17,168	$42.303908	to	$42.303908	$726,258	0.45%	to	0.45%	—%	to	—%	(11.86)%	to	(11.86)%
Invesco V.I. Technology Fund
2020	18,064	$60.302103	to	$60.302103	$1,089,344	0.45%	to	0.45%	—%	to	—%	45.46%	to	45.46%
2019	19,167	$41.456355	to	$41.456355	$794,567	0.45%	to	0.45%	—%	to	—%	35.27%	to	35.27%
2018	22,124	$30.647133	to	$30.647133	$678,055	0.45%	to	0.45%	—%	to	—%	(0.90)%	to	(0.90)%
2017	20,731	$30.925706	to	$30.925706	$641,114	0.45%	to	0.45%	—%	to	—%	34.53%	to	34.53%
2016	20,048	$22.988726	to	$22.988726	$460,864	0.45%	to	0.45%	—%	to	—%	(1.20)%	to	(1.20)%
MFS® Growth Series
2020	60,310	$50.578194	to	$102.856831	$3,848,102	0.45%	to	1.40%	—%	to	—%	30.02%	to	31.27%
2019	67,468	$38.898921	to	$78.358131	$3,270,136	0.45%	to	1.40%	—%	to	—%	36.23%	to	37.53%
2018	70,574	$28.554044	to	$56.975737	$2,482,927	0.45%	to	1.40%	0.09%	to	0.09%	1.24%	to	2.21%
2017	74,071	$28.203987	to	$55.744828	$2,515,954	0.45%	to	1.40%	0.10%	to	0.11%	29.58%	to	30.81%
2016	78,381	$21.765899	to	$42.613659	$2,004,725	0.45%	to	1.40%	0.04%	to	0.04%	1.02%	to	1.98%

MFS® High Yield Portfolio
2020	36,153	$13.307584	to	$14.291768	$491,728	0.45%	to	1.40%	5.62%	to	5.65%	3.63%	to	4.61%
2019	39,667	$12.842008	to	$13.661410	$518,318	0.45%	to	1.40%	5.63%	to	6.24%	13.21%	to	14.29%
2018	50,166	$11.343319	to	$11.953081	$574,467	0.45%	to	1.40%	4.35%	to	5.56%	(4.43)%	to	(3.51)%
2017	58,419	$11.868670	to	$12.388408	$701,138	0.45%	to	1.40%	5.83%	to	6.45%	5.20%	to	6.21%
2016	63,675	$11.281561	to	$11.664286	$725,392	0.45%	to	1.40%	6.73%	to	6.91%	12.24%	to	13.31%
MFS® Income Portfolio+
2020	32,421	$13.934971	to	$13.934971	$451,791	0.45%	to	0.45%	4.01%	to	4.01%	8.86%	to	8.86%
2019	18,127	$12.801009	to	$12.801009	$232,045	0.45%	to	0.45%	3.64%	to	3.64%	11.10%	to	11.10%
2018	16,951	$11.522086	to	$11.522086	$195,315	0.45%	to	0.45%	3.99%	to	3.99%	(2.43)%	to	(2.43)%
2017	16,910	$11.808794	to	$11.808794	$199,697	0.45%	to	0.45%	4.46%	to	4.46%	5.76%	to	5.76%
2016	29,474	$11.165624	to	$11.165624	$329,085	0.45%	to	0.45%	2.38%	to	2.38%	7.75%	to	7.75%
BlackRock S&P 500 Index V.I. Fund
2020	3,304,793	$13.285973	to	$13.838901	$44,586,575	0.45%	to	1.85%	1.74%	to	1.83%	16.07%	to	17.71%
2019	3,674,261	$11.446175	to	$11.756828	$42,480,678	0.45%	to	1.85%	1.90%	to	2.08%	28.94%	to	30.75%
2018♦	4,041,887	$8.877389	to	$8.991602	$36,052,664	0.45%	to	1.85%	0.88%	to	0.98%	(11.23)%	to	(10.08)%
Neuberger Berman AMT Short Duration Bond Portfolio
2020	6,019	$17.063560	to	$17.063560	$102,706	0.45%	to	0.45%	2.26%	to	2.26%	2.99%	to	2.99%
2019	6,638	$16.567646	to	$16.567646	$109,975	0.45%	to	0.45%	2.01%	to	2.01%	3.22%	to	3.22%
2018	6,696	$16.050633	to	$16.050633	$107,477	0.45%	to	0.45%	0.71%	to	0.71%	0.57%	to	0.57%
2017	24,910	$15.960099	to	$15.960099	$397,558	0.45%	to	0.45%	1.74%	to	1.74%	0.44%	to	0.44%
2016	19,869	$15.890453	to	$15.890453	$315,722	0.45%	to	0.45%	1.14%	to	1.14%	0.76%	to	0.76%
Pioneer Fund VCT Portfolio
2020	23,307	$39.832887	to	$39.832887	$928,378	0.45%	to	0.45%	0.77%	to	0.77%	23.72%	to	23.72%
2019	23,577	$32.195578	to	$32.195578	$759,092	0.45%	to	0.45%	1.02%	to	1.02%	30.74%	to	30.74%
2018	24,271	$24.625287	to	$24.625287	$597,685	0.45%	to	0.45%	1.14%	to	1.14%	(1.95)%	to	(1.95)%
2017	24,150	$25.115453	to	$25.115453	$606,546	0.45%	to	0.45%	1.20%	to	1.20%	21.17%	to	21.17%
2016	24,165	$20.727255	to	$20.727255	$500,871	0.45%	to	0.45%	1.33%	to	1.33%	9.32%	to	9.32%
DWS CROCI® International VIP
2020	17,455	$19.310127	to	$19.310127	$337,066	1.40%	to	1.40%	3.51%	to	3.51%	1.18%	to	1.18%
2019	19,454	$19.084005	to	$19.084005	$371,264	1.40%	to	1.40%	3.09%	to	3.09%	20.08%	to	20.08%
2018	21,236	$15.892474	to	$15.892474	$337,504	1.40%	to	1.40%	1.02%	to	1.02%	(15.58)%	to	(15.58)%
2017	24,873	$18.826505	to	$18.826505	$468,269	1.40%	to	1.40%	7.17%	to	7.17%	20.27%	to	20.27%
2016	31,295	$15.653815	to	$15.653815	$489,870	1.40%	to	1.40%	10.62%	to	10.62%	(0.66)%	to	(0.66)%
Pioneer Select Mid Cap Growth VCT Portfolio
2020	26,922	$83.536817	to	$83.536817	$2,249,003	0.45%	to	0.45%	—%	to	—%	38.55%	to	38.55%
2019	28,486	$60.295075	to	$60.295075	$1,717,531	0.45%	to	0.45%	—%	to	—%	32.48%	to	32.48%
2018	29,641	$45.511060	to	$45.511060	$1,348,991	0.45%	to	0.45%	—%	to	—%	(6.90)%	to	(6.90)%
2017	30,529	$48.884675	to	$48.884675	$1,492,422	0.45%	to	0.45%	0.08%	to	0.08%	29.44%	to	29.44%
2016	34,549	$37.764925	to	$37.764925	$1,304,721	0.45%	to	0.45%	—%	to	—%	3.27%	to	3.27%
VanEck VIP Emerging Markets Bond Fund+
2020	770	$24.949701	to	$24.949701	$19,208	0.45%	to	0.45%	7.29%	to	7.29%	8.43%	to	8.43%
2019	780	$23.009196	to	$23.009196	$17,957	0.45%	to	0.45%	0.33%	to	0.33%	12.11%	to	12.11%
2018	791	$20.523658	to	$20.523658	$16,250	0.45%	to	0.45%	7.47%	to	7.47%	(6.56)%	to	(6.56)%
2017	805	$21.964215	to	$21.964215	$17,669	0.45%	to	0.45%	3.93%	to	3.93%	11.74%	to	11.74%
2016	1,664	$19.656482	to	$19.656482	$32,692	0.45%	to	0.45%	—%	to	—%	5.94%	to	5.94%
VanEck VIP Global Hard Assets Fund
2020	9,345	$26.874978	to	$26.874978	$251,146	0.45%	to	0.45%	0.93%	to	0.93%	18.58%	to	18.58%
2019	10,107	$22.664471	to	$22.664471	$229,060	0.45%	to	0.45%	—%	to	—%	11.37%	to	11.37%
2018	11,089	$20.351228	to	$20.351228	$225,677	0.45%	to	0.45%	—%	to	—%	(28.60)%	to	(28.60)%
2017	12,220	$28.502729	to	$28.502729	$348,300	0.45%	to	0.45%	—%	to	—%	(2.14)%	to	(2.14)%
2016	23,902	$29.125891	to	$29.125891	$696,191	0.45%	to	0.45%	0.30%	to	0.30%	43.06%	to	43.06%
Wells Fargo VT Index Asset Allocation Fund
2020	57,835	$28.362901	to	$28.362901	$1,640,368	1.40%	to	1.40%	0.82%	to	0.82%	14.97%	to	14.97%
2019	60,793	$24.670205	to	$24.670205	$1,499,785	1.40%	to	1.40%	1.08%	to	1.08%	18.49%	to	18.49%
2018	73,557	$20.821122	to	$20.821122	$1,531,532	1.40%	to	1.40%	0.97%	to	0.97%	(4.25)%	to	(4.25)%
2017	76,189	$21.746203	to	$21.746203	$1,656,817	1.40%	to	1.40%	0.74%	to	0.74%	10.69%	to	10.69%
2016	87,603	$19.646382	to	$19.646382	$1,721,072	1.40%	to	1.40%	0.90%	to	0.90%	6.17%	to	6.17%
Wells Fargo VT International Equity Fund
2020	1,288	$15.528883	to	$15.528883	$19,998	1.40%	to	1.40%	2.72%	to	2.72%	3.47%	to	3.47%
2019	1,621	$15.007900	to	$15.007900	$24,326	1.40%	to	1.40%	2.48%	to	2.48%	13.88%	to	13.88%
2018	6,606	$13.178318	to	$13.178318	$87,061	1.40%	to	1.40%	10.84%	to	10.84%	(18.43)%	to	(18.43)%
2017	7,618	$16.155588	to	$16.155588	$123,069	1.40%	to	1.40%	2.74%	to	2.74%	22.61%	to	22.61%
2016	7,677	$13.176289	to	$13.176289	$101,157	1.40%	to	1.40%	2.80%	to	2.80%	1.86%	to	1.86%
Wells Fargo VT Small Cap Growth Fund
2020	32,462	$66.210880	to	$66.210880	$2,149,321	1.40%	to	1.40%	—%	to	—%	55.59%	to	55.59%
2019	35,520	$42.554193	to	$42.554193	$1,511,524	1.40%	to	1.40%	—%	to	—%	23.10%	to	23.10%
2018	39,307	$34.569795	to	$34.569795	$1,358,832	1.40%	to	1.40%	—%	to	—%	(0.10)%	to	(0.10)%
2017	43,893	$34.604137	to	$34.604137	$1,518,880	1.40%	to	1.40%	—%	to	—%	24.11%	to	24.11%
2016	50,574	$27.881837	to	$27.881837	$1,410,090	1.40%	to	1.40%	—%	to	—%	6.25%	to	6.25%
Wells Fargo VT Discovery Fund
2020	6,272	$138.409753	to	$138.409753	$868,089	0.45%	to	0.45%	—%	to	—%	61.92%	to	61.92%
2019	7,469	$85.479931	to	$85.479931	$638,481	0.45%	to	0.45%	—%	to	—%	38.40%	to	38.40%
2018	7,412	$61.764359	to	$61.764359	$457,795	0.45%	to	0.45%	—%	to	—%	(7.48)%	to	(7.48)%
2017	8,024	$66.757515	to	$66.757515	$535,703	0.45%	to	0.45%	—%	to	—%	28.55%	to	28.55%
2016	6,750	$51.931204	to	$51.931204	$350,556	0.45%	to	0.45%	—%	to	—%	7.16%	to	7.16%
Wells Fargo VT Opportunity Fund
2020	4,108	$29.471419	to	$29.471419	$121,064	1.40%	to	1.40%	0.47%	to	0.47%	19.32%	to	19.32%
2019	5,112	$24.698710	to	$24.698710	$126,257	1.40%	to	1.40%	0.27%	to	0.27%	29.64%	to	29.64%
2018	5,787	$19.051769	to	$19.051769	$110,260	1.40%	to	1.40%	0.18%	to	0.18%	(8.44)%	to	(8.44)%
2017	6,134	$20.807270	to	$20.807270	$127,627	1.40%	to	1.40%	0.68%	to	0.68%	18.76%	to	18.76%
2016	6,681	$17.519732	to	$17.519732	$117,050	1.40%	to	1.40%	2.16%	to	2.16%	10.67%	to	10.67%
Voya Global High Dividend Low Volatility Portfolio+
2020	16,326	$12.970350	to	$12.970350	$211,760	0.45%	to	0.45%	2.23%	to	2.23%	(1.54)%	to	(1.54)%
2019	18,623	$13.172670	to	$13.172670	$245,304	0.45%	to	0.45%	2.53%	to	2.53%	20.87%	to	20.87%
2018	20,873	$10.898385	to	$10.898385	$227,486	0.45%	to	0.45%	4.43%	to	4.43%	(9.52)%	to	(9.52)%
2017	23,563	$12.045261	to	$12.045261	$283,827	0.45%	to	0.45%	1.95%	to	1.95%	22.89%	to	22.89%
2016	22,196	$9.802039	to	$9.802039	$217,566	0.45%	to	0.45%	2.63%	to	2.63%	5.28%	to	5.28%
NVIT Emerging Markets Fund
2020	19,743	$15.433324	to	$15.433324	$304,699	0.45%	to	0.45%	1.63%	to	1.63%	12.41%	to	12.41%
2019	20,611	$13.728960	to	$13.728960	$282,980	0.45%	to	0.45%	2.11%	to	2.11%	22.03%	to	22.03%
2018	22,123	$11.250307	to	$11.250307	$248,886	0.45%	to	0.45%	0.32%	to	0.32%	(18.08)%	to	(18.08)%
2017	26,987	$13.732878	to	$13.732878	$370,609	0.45%	to	0.45%	1.01%	to	1.01%	40.46%	to	40.46%
2016♦	25,248	$9.777140	to	$9.777140	$246,852	0.45	to	0.45	0.80	to	0.80	(2.23)	to	(2.23)
Neuberger Berman AMT Sustainable Equity Portfolio
2020	37,456	$13.430218	to	$13.430218	$503,041	0.45%	to	0.45%	0.62%	to	0.62%	19.03%	to	19.03%
2019♦	38,376	$11.283483	to	$11.283483	$433,022	0.45	to	0.45	0.41	to	0.41	12.83	to	12.83

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.